Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)
....................... 264,650 $ 16,217,752
AerSale Corp.
(a) (b)
.................... 293,609 1,849,737
Archer Aviation, Inc. , Class A
(a) (b)
.......... 118,392 1,154,322
Astronics Corp.
(a) (b)
................... 268,293 4,281,956
Ducommun, Inc.
(a)
................... 128,646 8,189,604
Intuitive Machines, Inc. , Class A
(a) (b)
........ 273,196 4,961,239
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 777,491 20,510,213
Mercury Systems, Inc.
(a) (b)
.............. 489,993 20,579,706
National Presto Industries, Inc. ........... 47,026 4,628,299
Park Aerospace Corp. ................. 86,717 1,270,404
Redwire Corp.
(a) (b)
.................... 153,172 2,521,211
Triumph Group, Inc.
(a) (b)
................ 692,667 12,925,166
V2X, Inc.
(a) (b)
....................... 133,914 6,405,107
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 228,622 1,344,298
106,839,014
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a) (b)
...... 481,656 10,586,799
Forward Air Corp.
(a)
.................. 235,038 7,579,975
Hub Group, Inc. , Class A ............... 572,288 25,501,153
Radiant Logistics, Inc.
(a)
............... 315,984 2,117,093
45,785,020
Automobile Components — 0.8%
Adient plc
(a) (b)
....................... 831,194 14,321,473
American Axle & Manufacturing Holdings, Inc.
(a)
1,081,487 6,305,069
Cooper-Standard Holdings, Inc.
(a)
......... 158,575 2,150,277
Dana, Inc. ......................... 1,227,290 14,187,472
Fox Factory Holding Corp.
(a)
............. 401,669 12,158,521
Goodyear Tire & Rubber Co. (The)
(a)
....... 2,689,386 24,204,474
Holley, Inc.
(a)
....................... 199,726 603,173
Luminar Technologies, Inc.
(a) (b)
........... 27,106 145,830
Phinia, Inc. ........................ 394,944 19,024,453
Solid Power, Inc. , Class A
(a) (b)
............ 1,462,242 2,763,637
Standard Motor Products, Inc. ........... 199,204 6,171,340
Stoneridge, Inc.
(a)
.................... 250,205 1,568,785
103,604,504
Automobiles — 0.1%
Canoo, Inc.
(a) (b)
..................... 27,534 38,823
Winnebago Industries, Inc. ............. 271,791 12,986,174
13,024,997
Banks — 20.0%
1st Source Corp. .................... 182,216 10,637,770
ACNB Corp. ....................... 80,338 3,199,863
Amalgamated Financial Corp. ........... 180,557 6,043,243
Amerant Bancorp, Inc. , Class A .......... 351,956 7,887,334
Ameris Bancorp ..................... 627,600 39,268,932
Ames National Corp. ................. 87,644 1,439,991
Arrow Financial Corp. ................. 166,612 4,783,430
Associated Banc-Corp. ................ 1,519,949 36,326,781
Atlantic Union Bankshares Corp. ......... 825,460 31,268,425
Axos Financial, Inc.
(a) (b)
................ 461,777 32,255,123
Banc of California, Inc. ................ 1,326,430 20,506,608
BancFirst Corp. ..................... 169,194 19,826,153
Bancorp, Inc. (The)
(a) (b)
................ 22,131 1,164,755
Bank First Corp. .................... 93,517 9,266,600
Bank of Hawaii Corp. ................. 358,865 25,565,543
Bank of Marin Bancorp ................ 160,189 3,807,693
Bank of NT Butterfield & Son Ltd. (The) ..... 430,816 15,746,325
Bank7 Corp. ....................... 41,715 1,946,422
BankUnited, Inc. .................... 689,318 26,311,268
Bankwell Financial Group, Inc. ........... 63,385 1,974,443
Banner Corp. ...................... 314,851 21,022,601
Security
Shares
Shares Value
Banks (continued)
Bar Harbor Bankshares ............... 153,080 $ 4,681,186
BayCom Corp. ..................... 103,658 2,782,181
BCB Bancorp, Inc. ................... 158,607 1,877,907
Berkshire Hills Bancorp, Inc. ............ 385,135 10,949,388
Blue Foundry Bancorp
(a)
............... 195,927 1,922,044
Bridgewater Bancshares, Inc.
(a)
.......... 193,098 2,608,754
Brookline Bancorp, Inc. ................ 837,487 9,882,347
Burke & Herbert Financial Services Corp. ... 128,358 8,004,405
Business First Bancshares, Inc. .......... 235,724 6,058,107
Byline Bancorp, Inc. .................. 312,115 9,051,335
Cadence Bank ..................... 1,592,456 54,860,109
California Bancorp
(a)
.................. 231,677 3,831,938
Camden National Corp. ............... 148,700 6,355,438
Capital Bancorp, Inc. ................. 95,204 2,713,314
Capital City Bank Group, Inc. ............ 135,240 4,956,546
Capitol Federal Financial, Inc. ........... 1,195,794 7,067,143
Carter Bankshares, Inc.
(a)
.............. 218,956 3,851,436
Cathay General Bancorp ............... 617,458 29,397,175
Central Pacific Financial Corp. ........... 237,117 6,888,249
Chemung Financial Corp. .............. 32,421 1,582,469
ChoiceOne Financial Services, Inc. ........ 79,400 2,829,816
Citizens & Northern Corp. .............. 143,217 2,663,836
Citizens Financial Services, Inc. .......... 40,778 2,581,655
City Holding Co. .................... 127,197 15,070,301
Civista Bancshares, Inc. ............... 152,513 3,208,873
CNB Financial Corp. .................. 206,803 5,141,123
Coastal Financial Corp.
(a)
.............. 9,834 835,005
Colony Bankcorp, Inc. ................ 168,653 2,722,059
Columbia Financial, Inc.
(a) (b)
............. 249,713 3,947,963
Community Financial System, Inc. ........ 485,680 29,956,742
Community Trust Bancorp, Inc. .......... 155,512 8,246,801
Community West Bancshares ........... 162,422 3,146,114
ConnectOne Bancorp, Inc. ............. 355,625 8,147,369
CrossFirst Bankshares, Inc.
(a)
............ 446,553 6,765,278
Customers Bancorp, Inc.
(a) (b)
............ 284,813 13,864,697
CVB Financial Corp. .................. 1,296,151 27,750,593
Dime Community Bancshares, Inc. ........ 336,580 10,344,786
Eagle Bancorp, Inc. .................. 281,132 7,317,866
Eastern Bankshares, Inc. .............. 1,851,435 31,937,254
Enterprise Bancorp, Inc. ............... 95,742 3,785,639
Enterprise Financial Services Corp. ....... 357,468 20,161,195
Equity Bancshares, Inc. , Class A ......... 144,023 6,109,456
Esquire Financial Holdings, Inc. .......... 12,107 962,506
ESSA Bancorp, Inc. .................. 85,150 1,660,425
Farmers & Merchants Bancorp, Inc. ....... 123,646 3,641,375
Farmers National Banc Corp. ............ 357,964 5,090,248
FB Financial Corp. ................... 345,323 17,787,588
Fidelity D&D Bancorp, Inc. .............. 46,356 2,262,173
Financial Institutions, Inc. .............. 153,396 4,186,177
First Bancorp ...................... 1,721,187 41,607,105
First Bancorp, Inc. (The) ............... 103,427 2,828,728
First Bancshares, Inc. (The) ............. 295,590 10,345,650
First Bank ......................... 210,625 2,963,494
First Busey Corp. .................... 500,965 11,807,745
First Business Financial Services, Inc. ...... 78,039 3,612,425
First Commonwealth Financial Corp. ....... 959,708 16,238,259
First Community Bankshares, Inc. ........ 170,449 7,097,496
First Financial Bancorp ................ 888,133 23,873,015
First Financial Corp. .................. 117,360 5,420,858
First Financial Northwest, Inc. ........... 66,623 1,445,719
First Foundation, Inc. ................. 443,107 2,751,694
First Internet Bancorp ................. 50,824 1,829,156
First Interstate BancSystem, Inc. , Class A ... 763,846 24,802,080
First Merchants Corp. ................. 562,784 22,449,454
First Mid Bancshares, Inc. .............. 228,775 8,423,495

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First of Long Island Corp. (The) .......... 224,119 $ 2,617,710
First Western Financial, Inc.
(a)
........... 56,858 1,111,574
Five Star Bancorp ................... 163,251 4,912,223
Flagstar Financial, Inc.
(b)
............... 2,395,958 22,354,288
Flushing Financial Corp. ............... 259,171 3,700,962
FS Bancorp, Inc. .................... 67,335 2,764,775
Fulton Financial Corp. ................. 1,627,451 31,377,255
FVCBankcorp, Inc.
(a) (b)
................ 157,129 1,975,112
German American Bancorp, Inc. .......... 281,195 11,309,663
Glacier Bancorp, Inc. ................. 1,083,496 54,413,169
Great Southern Bancorp, Inc. ............ 85,593 5,109,902
Guaranty Bancshares, Inc.
(b)
............ 80,171 2,773,917
Hancock Whitney Corp. ............... 823,857 45,081,455
Hanmi Financial Corp. ................ 269,582 6,367,527
HarborOne Bancorp, Inc. .............. 366,271 4,332,986
HBT Financial, Inc. ................... 131,624 2,882,566
Heartland Financial USA, Inc. ........... 408,854 25,064,794
Heritage Commerce Corp. .............. 605,671 5,681,194
Heritage Financial Corp. ............... 320,694 7,857,003
Hilltop Holdings, Inc. .................. 437,937 12,538,136
Hingham Institution for Savings (The)
(b)
..... 15,591 3,962,297
Home Bancorp, Inc. .................. 72,558 3,352,905
Home BancShares, Inc. ............... 1,751,825 49,576,647
HomeStreet, Inc.
(a)
................... 177,783 2,030,282
HomeTrust Bancshares, Inc. ............ 150,857 5,080,864
Hope Bancorp, Inc. .................. 1,134,665 13,945,033
Horizon Bancorp, Inc. ................. 439,224 7,075,899
Independent Bank Corp. ............... 599,548 32,531,864
Independent Bank Group, Inc. ........... 347,478 21,081,490
International Bancshares Corp. .......... 518,158 32,726,859
Investar Holding Corp. ................ 94,166 2,067,885
John Marshall Bancorp, Inc. ............ 119,030 2,390,122
Kearny Financial Corp. ................ 542,196 3,838,748
Lakeland Financial Corp. ............... 225,020 15,472,375
LCNB Corp. ....................... 119,274 1,804,616
LINKBANCORP, Inc. ................. 197,657 1,478,474
Live Oak Bancshares, Inc.
(b)
............. 46,376 1,834,171
Mercantile Bank Corp. ................ 158,066 7,032,356
Metrocity Bankshares, Inc. ............. 171,150 5,468,242
Metropolitan Bank Holding Corp.
(a)
........ 102,864 6,007,258
Mid Penn Bancorp, Inc. ................ 150,379 4,336,930
Middlefield Banc Corp. ................ 70,342 1,973,093
Midland States Bancorp, Inc. ............ 195,093 4,760,269
MidWestOne Financial Group, Inc. ........ 182,323 5,309,246
MVB Financial Corp. ................. 109,944 2,275,841
National Bank Holdings Corp. , Class A ..... 344,925 14,852,470
National Bankshares, Inc. .............. 57,932 1,663,228
NB Bancorp, Inc.
(a)
................... 381,404 6,888,156
NBT Bancorp, Inc. ................... 430,107 20,541,910
Nicolet Bankshares, Inc. ............... 101,835 10,683,510
Northeast Bank
(b)
.................... 69,603 6,384,683
Northeast Community Bancorp, Inc. ....... 128,127 3,133,986
Northfield Bancorp, Inc. ............... 375,455 4,362,787
Northrim Bancorp, Inc. ................ 53,150 4,142,511
Northwest Bancshares, Inc. ............. 1,207,127 15,922,005
Norwood Financial Corp. ............... 71,201 1,937,023
Oak Valley Bancorp .................. 65,707 1,921,930
OceanFirst Financial Corp. ............. 571,716 10,348,060
OFG Bancorp ...................... 432,404 18,299,337
Old National Bancorp ................. 2,958,225 64,208,274
Old Second Bancorp, Inc. .............. 428,540 7,619,441
Orange County Bancorp, Inc. ............ 49,582 2,755,272
Origin Bancorp, Inc. .................. 282,528 9,405,357
Orrstown Financial Services, Inc. ......... 183,218 6,707,611
Pacific Premier Bancorp, Inc. ............ 895,395 22,313,243
Security
Shares
Shares Value
Banks (continued)
Park National Corp. .................. 138,498 $ 23,742,712
Parke Bancorp, Inc. .................. 108,917 2,233,888
Pathward Financial, Inc.
(b)
.............. 165,450 12,173,811
PCB Bancorp ...................... 110,381 2,234,111
Peapack-Gladstone Financial Corp. ....... 168,235 5,391,932
Peoples Bancorp of North Carolina, Inc. .... 42,717 1,334,906
Peoples Bancorp, Inc. ................ 343,005 10,869,828
Peoples Financial Services Corp. ......... 66,625 3,409,867
Pioneer Bancorp, Inc.
(a)
................ 114,815 1,322,669
Plumas Bancorp .................... 51,875 2,451,612
Ponce Financial Group, Inc.
(a) (b)
.......... 185,911 2,416,843
Preferred Bank ..................... 89,774 7,754,678
Premier Financial Corp. ............... 349,336 8,932,522
Primis Financial Corp. ................. 196,832 2,295,061
Princeton Bancorp, Inc. ................ 50,238 1,729,694
Provident Bancorp, Inc.
(a)
.............. 146,361 1,668,515
Provident Financial Services, Inc. ......... 1,115,242 21,044,617
QCR Holdings, Inc.
(b)
................. 153,992 12,417,915
RBB Bancorp ...................... 173,953 3,564,297
Red River Bancshares, Inc. ............. 46,114 2,489,234
Renasant Corp. ..................... 575,541 20,575,591
Republic Bancorp, Inc. , Class A .......... 84,786 5,923,998
S&T Bancorp, Inc. ................... 356,274 13,616,792
Sandy Spring Bancorp, Inc. ............. 413,098 13,925,534
Seacoast Banking Corp. of Florida ........ 807,249 22,223,565
ServisFirst Bancshares, Inc.
(b)
........... 355,882 30,157,441
Shore Bancshares, Inc. ................ 264,522 4,192,674
Sierra Bancorp ..................... 127,152 3,677,236
Simmons First National Corp. , Class A ..... 1,174,032 26,040,030
SmartFinancial, Inc. .................. 164,993 5,111,483
South Plains Financial, Inc. ............. 119,329 4,146,683
Southern First Bancshares, Inc.
(a)
......... 76,142 3,026,644
Southern Missouri Bancorp, Inc. .......... 95,856 5,499,259
Southern States Bancshares, Inc. ......... 79,643 2,652,908
Southside Bancshares, Inc. ............. 275,685 8,755,756
SouthState Corp. .................... 715,060 71,134,169
Stellar Bancorp, Inc. .................. 463,475 13,139,516
Sterling Bancorp, Inc.
(a)
................ 214,427 1,020,672
Stock Yards Bancorp, Inc. .............. 248,591 17,801,601
Texas Capital Bancshares, Inc.
(a)
......... 444,052 34,724,866
Third Coast Bancshares, Inc.
(a) (b)
.......... 109,832 3,728,796
Timberland Bancorp, Inc. .............. 73,790 2,251,333
Tompkins Financial Corp. .............. 124,438 8,440,630
Towne Bank ....................... 678,832 23,121,018
TriCo Bancshares ................... 300,805 13,145,178
Triumph Financial, Inc.
(a) (b)
.............. 20,432 1,856,860
TrustCo Bank Corp. .................. 171,838 5,723,924
Trustmark Corp. .................... 566,621 20,041,385
UMB Financial Corp. ................. 421,714 47,594,642
United Bankshares, Inc. ............... 1,278,742 48,016,762
United Community Banks, Inc. ........... 1,099,184 35,514,635
Unity Bancorp, Inc. ................... 74,824 3,263,075
Univest Financial Corp. ................ 289,447 8,541,581
USCB Financial Holdings, Inc. , Class A ..... 78,515 1,393,641
Valley National Bancorp ............... 4,459,113 40,399,564
Veritex Holdings, Inc. ................. 498,898 13,550,070
Virginia National Bankshares Corp. ........ 45,818 1,750,248
WaFd, Inc. ........................ 657,238 21,189,353
Washington Trust Bancorp, Inc. .......... 172,431 5,405,712
WesBanco, Inc. ..................... 560,228 18,229,819
West BanCorp, Inc. .................. 158,805 3,438,128
Westamerica Bancorp ................ 247,399 12,978,552
WSFS Financial Corp. ................ 550,191 29,231,648
2,470,554,515

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages — 0.3%
Primo Brands Corp. , Class A
(b)
........... 1,308,102 $ 40,250,299
Biotechnology — 3.9%
2seventy bio, Inc.
(a) (b)
................. 481,837 1,416,601
4D Molecular Therapeutics, Inc.
(a)
......... 166,722 928,642
89bio, Inc.
(a) (b)
...................... 777,468 6,079,800
Absci Corp.
(a) (b)
..................... 209,175 548,038
ACELYRIN, Inc.
(a)
.................... 699,801 2,197,375
Achieve Life Sciences, Inc.
(a) (b)
........... 122,128 429,891
Acrivon Therapeutics, Inc.
(a) (b)
............ 115,023 692,438
Acumen Pharmaceuticals, Inc.
(a)
.......... 384,547 661,421
ADC Therapeutics SA
(a) (b)
.............. 302,297 601,571
Adverum Biotechnologies, Inc.
(a)
.......... 191,975 896,523
Agenus, Inc.
(a) (b)
..................... 165,896 454,555
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 532,947 17,512,638
Akebia Therapeutics, Inc.
(a) (b)
............ 1,769,264 3,361,602
Akero Therapeutics, Inc.
(a)
.............. 531,509 14,786,580
Aldeyra Therapeutics, Inc.
(a) (b)
............ 413,931 2,065,516
Allogene Therapeutics, Inc.
(a) (b)
........... 1,209,325 2,575,862
Altimmune, Inc.
(a) (b)
................... 294,804 2,125,537
Anavex Life Sciences Corp.
(a) (b)
.......... 521,685 5,602,897
Anika Therapeutics, Inc.
(a)
.............. 93,646 1,541,413
Annexon, Inc.
(a) (b)
.................... 931,318 4,777,661
Applied Therapeutics, Inc.
(a)
............. 356,664 305,376
Arbutus Biopharma Corp.
(a) (b)
............ 118,988 389,091
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 25,379 430,682
ArriVent Biopharma, Inc.
(a) (b)
............. 104,133 2,774,103
Artiva Biotherapeutics, Inc.
(a) (b)
........... 52,992 534,159
Astria Therapeutics, Inc.
(a)
.............. 66,524 594,725
Atossa Therapeutics, Inc.
(a) (b)
............ 1,061,692 1,002,343
Aura Biosciences, Inc.
(a) (b)
.............. 433,545 3,563,740
Aurinia Pharmaceuticals, Inc.
(a)
........... 340,434 3,057,097
Avid Bioservices, Inc.
(a) (b)
............... 34,567 426,902
Beam Therapeutics, Inc.
(a) (b)
............. 719,959 17,854,983
Bicara Therapeutics, Inc.
(a) (b)
............ 77,329 1,347,071
Black Diamond Therapeutics, Inc.
(a) (b)
...... 116,277 248,833
Bluebird Bio, Inc.
(a) (b)
.................. 91,746 765,162
Boundless Bio, Inc.
(a) (b)
................ 27,990 81,171
Bridgebio Pharma, Inc.
(a) (b)
.............. 499,129 13,696,100
C4 Therapeutics, Inc.
(a) (b)
............... 553,749 1,993,496
Cabaletta Bio, Inc.
(a) (b)
................. 314,811 714,621
CAMP4 Therapeutics Corp.
(a) (b)
........... 25,148 131,273
Capricor Therapeutics, Inc.
(a) (b)
........... 55,379 764,230
Cardiff Oncology, Inc.
(a) (b)
............... 233,663 1,014,097
CareDx, Inc.
(a) (b)
..................... 369,573 7,912,558
Cargo Therapeutics, Inc.
(a) (b)
............. 290,823 4,193,668
Caribou Biosciences, Inc.
(a) (b)
............ 804,462 1,279,095
Celcuity, Inc.
(a) (b)
..................... 15,788 206,665
Celldex Therapeutics, Inc.
(a) (b)
............ 112,889 2,852,705
Century Therapeutics, Inc.
(a)
............ 416,832 421,000
CG oncology, Inc.
(a)
.................. 176,583 5,064,400
Cibus, Inc.
(a) (b)
...................... 176,154 489,708
Climb Bio, Inc.
(a)
..................... 256,956 462,521
Cogent Biosciences, Inc.
(a) (b)
............ 65,005 507,039
Coherus Biosciences, Inc.
(a) (b)
............ 761,406 1,050,740
Compass Therapeutics, Inc.
(a) (b)
.......... 936,274 1,357,597
Corbus Pharmaceuticals Holdings, Inc.
(a)
.... 47,287 557,987
Cullinan Therapeutics, Inc.
(a) (b)
........... 56,048 682,665
Cytokinetics, Inc.
(a)
................... 975,886 45,905,677
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 52,847 669,571
Denali Therapeutics, Inc.
(a)
............. 502,649 10,243,987
Design Therapeutics, Inc.
(a)
............. 291,433 1,798,142
Dianthus Therapeutics, Inc.
(a) (b)
........... 210,895 4,597,511
Disc Medicine, Inc.
(a)
.................. 164,804 10,448,574
Dynavax Technologies Corp.
(a) (b)
.......... 245,945 3,140,718
Security
Shares
Shares Value
Biotechnology (continued)
Editas Medicine, Inc.
(a) (b)
............... 872,968 $ 1,108,669
Elevation Oncology, Inc.
(a)
.............. 192,799 108,469
Enanta Pharmaceuticals, Inc.
(a)
.......... 187,754 1,079,585
Entrada Therapeutics, Inc.
(a) (b)
........... 228,393 3,948,915
Erasca, Inc.
(a) (b)
..................... 1,725,069 4,329,923
Fate Therapeutics, Inc.
(a)
............... 941,969 1,554,249
Fennec Pharmaceuticals, Inc.
(a)
.......... 164,960 1,042,547
Foghorn Therapeutics, Inc.
(a) (b)
........... 89,536 422,610
Galectin Therapeutics, Inc.
(a) (b)
........... 73,625 94,976
Generation Bio Co.
(a)
................. 465,761 493,707
Geron Corp.
(a)
...................... 1,699,480 6,016,159
Gyre Therapeutics, Inc.
(a) (b)
............. 65,569 793,385
Heron Therapeutics, Inc.
(a) (b)
............. 999,267 1,528,879
HilleVax, Inc.
(a) (b)
.................... 233,818 484,003
IGM Biosciences, Inc.
(a) (b)
.............. 11,560 70,632
ImmunityBio, Inc.
(a) (b)
.................. 325,686 833,756
Inhibrx Biosciences, Inc.
(a)
.............. 48,577 748,086
Inovio Pharmaceuticals, Inc.
(a) (b)
.......... 258,198 472,502
Inozyme Pharma, Inc.
(a) (b)
.............. 482,683 1,337,032
Intellia Therapeutics, Inc.
(a) (b)
............ 957,254 11,161,582
Invivyd, Inc.
(a) (b)
..................... 716,639 317,543
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 872,537 3,865,339
iTeos Therapeutics, Inc.
(a)
.............. 254,894 1,957,586
Kodiak Sciences, Inc.
(a)
................ 307,180 3,056,441
Korro Bio, Inc.
(a) (b)
.................... 42,174 1,605,564
Kyverna Therapeutics, Inc.
(a)
............ 93,845 350,980
LENZ Therapeutics, Inc.
(b)
.............. 118,104 3,409,662
Lexeo Therapeutics, Inc.
(a) (b)
............. 13,980 91,988
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 673,860 497,646
Lyell Immunopharma, Inc.
(a) (b)
............ 1,546,769 989,932
MacroGenics, Inc.
(a) (b)
................. 99,803 324,360
MannKind Corp.
(a)
................... 595,274 3,827,612
MeiraGTx Holdings plc
(a) (b)
.............. 140,504 855,669
Mersana Therapeutics, Inc.
(a) (b)
........... 518,459 741,396
Metagenomi, Inc.
(a) (b)
.................. 85,025 306,940
MiMedx Group, Inc.
(a) (b)
................ 592,369 5,698,590
Mineralys Therapeutics, Inc.
(a) (b)
.......... 210,230 2,587,931
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 384,415 2,667,840
Myriad Genetics, Inc.
(a)
................ 847,157 11,614,522
Neurogene, Inc.
(a) (b)
.................. 45,766 1,046,211
Nkarta, Inc.
(a) (b)
..................... 522,685 1,301,486
Novavax, Inc.
(a) (b)
.................... 329,454 2,648,810
Nurix Therapeutics, Inc.
(a) (b)
............. 206,182 3,884,469
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 278,692 1,624,774
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 605,495 1,937,584
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 446,831 3,605,926
Outlook Therapeutics, Inc.
(a) (b)
........... 56,690 107,144
PepGen, Inc.
(a) (b)
.................... 20,186 76,505
Perspective Therapeutics, Inc.
(a)
.......... 98,284 313,526
Poseida Therapeutics, Inc.
(a)
............ 458,620 4,402,752
Precigen, Inc.
(a) (b)
.................... 1,087,184 1,217,646
Prelude Therapeutics, Inc.
(a)
............. 129,018 164,498
ProKidney Corp. , Class A
(a) (b)
............ 202,036 341,441
Prothena Corp. plc
(a) (b)
................. 165,569 2,293,131
PTC Therapeutics, Inc.
(a)
............... 171,962 7,762,365
Puma Biotechnology, Inc.
(a) (b)
............ 235,573 718,498
Pyxis Oncology, Inc.
(a) (b)
................ 490,398 765,021
Q32 Bio, Inc.
(a) (b)
.................... 57,704 198,502
RAPT Therapeutics, Inc.
(a) (b)
............. 282,291 446,020
REGENXBIO, Inc.
(a) (b)
................. 432,568 3,343,751
Regulus Therapeutics, Inc.
(a) (b)
........... 435,284 687,749
Relay Therapeutics, Inc.
(a)
.............. 1,141,704 4,703,820
Renovaro, Inc.
(a) (b)
................... 370,696 309,717
Replimune Group, Inc.
(a) (b)
.............. 574,490 6,957,074
REVOLUTION Medicines, Inc.
(a) (b)
......... 546,879 23,920,487

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rigel Pharmaceuticals, Inc.
(a) (b)
........... 38,576 $ 648,848
Sage Therapeutics, Inc.
(a) (b)
............. 524,100 2,845,863
Savara, Inc.
(a) (b)
..................... 228,300 700,881
Scholar Rock Holding Corp.
(a) (b)
.......... 73,169 3,162,364
Shattuck Labs, Inc.
(a)
................. 126,353 152,887
Skye Bioscience, Inc.
(a) (b)
............... 136,364 385,910
Solid Biosciences, Inc.
(a)
............... 211,263 845,052
Spyre Therapeutics, Inc.
(a) (b)
............. 293,981 6,843,878
Summit Therapeutics, Inc.
(a) (b)
............ 45,771 816,784
Sutro Biopharma, Inc.
(a) (b)
.............. 768,524 1,414,084
Tenaya Therapeutics, Inc.
(a) (b)
............ 373,773 534,495
Tevogen Bio Holdings, Inc.
(a) (b)
........... 116,023 119,504
Tourmaline Bio, Inc.
(a) (b)
................ 216,976 4,400,273
Travere Therapeutics, Inc.
(a) (b)
........... 711,382 12,392,274
TScan Therapeutics, Inc.
(a)
............. 126,952 385,934
Upstream Bio, Inc.
(a) (b)
................. 69,541 1,143,254
UroGen Pharma Ltd.
(a) (b)
............... 81,680 869,892
Vanda Pharmaceuticals, Inc.
(a)
........... 530,893 2,542,977
Veracyte, Inc.
(a)
..................... 724,158 28,676,657
Verve Therapeutics, Inc.
(a)
.............. 667,536 3,764,903
Vir Biotechnology, Inc.
(a)
............... 842,985 6,187,510
Viridian Therapeutics, Inc.
(a) (b)
............ 182,794 3,504,161
Voyager Therapeutics, Inc.
(a)
............ 421,453 2,389,639
Werewolf Therapeutics, Inc.
(a)
........... 211,064 312,375
XBiotech, Inc.
(a) (b)
.................... 207,319 818,910
Xencor, Inc.
(a)
...................... 340,658 7,828,321
XOMA Royalty Corp.
(a)
................ 28,983 761,673
Zenas Biopharma, Inc.
(a)
............... 60,882 498,624
Zentalis Pharmaceuticals, Inc.
(a)
.......... 536,169 1,624,592
Zymeworks, Inc.
(a) (b)
.................. 515,842 7,551,927
486,088,904
Broadline Retail — 0.0%
(a)(b)
1stdibs.com, Inc. .................... 166,763 590,341
Groupon, Inc. ...................... 108,999 1,324,338
1,914,679
Building Products — 1.1%
American Woodmark Corp.
(a)
............ 138,383 11,005,600
Apogee Enterprises, Inc. ............... 141,459 10,101,587
AZZ, Inc. ......................... 47,800 3,915,776
Caesarstone Ltd.
(a)
................... 177,784 755,582
Gibraltar Industries, Inc.
(a)
.............. 150,806 8,882,473
Insteel Industries, Inc.
(b)
............... 90,774 2,451,806
JELD-WEN Holding, Inc.
(a)
.............. 519,472 4,254,476
Masterbrand, Inc.
(a)
.................. 1,193,185 17,432,433
Quanex Building Products Corp. .......... 424,013 10,278,075
Resideo Technologies, Inc.
(a)
............ 1,379,260 31,791,943
UFP Industries, Inc. .................. 248,511 27,994,764
Zurn Elkay Water Solutions Corp. ......... 72,451 2,702,422
131,566,937
Capital Markets — 0.6%
AlTi Global, Inc. , Class A
(a) (b)
............ 332,347 1,465,650
BGC Group, Inc. , Class A .............. 3,076,241 27,870,744
Diamond Hill Investment Group, Inc. ....... 4,361 676,391
DigitalBridge Group, Inc. , Class A ......... 1,109,700 12,517,416
Donnelley Financial Solutions, Inc.
(a)
....... 86,537 5,428,466
Forge Global Holdings, Inc.
(a) (b)
........... 1,110,394 1,033,666
GCM Grosvenor, Inc. , Class A ........... 59,805 733,807
MarketWise, Inc. , Class A .............. 405,975 230,391
P10, Inc. , Class A ................... 54,440 686,488
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 91,535 1,683,329
StoneX Group, Inc.
(a)
................. 234,670 22,990,620
Security
Shares
Shares Value
Capital Markets (continued)
Virtus Investment Partners, Inc. .......... 12,750 $ 2,812,395
78,129,363
Chemicals — 1.9%
AdvanSix, Inc. ...................... 240,326 6,846,888
American Vanguard Corp. .............. 232,275 1,075,433
Arcadium Lithium plc
(a) (b)
............... 10,199,429 52,323,071
Arq, Inc.
(a)
......................... 231,738 1,754,257
Aspen Aerogels, Inc.
(a) (b)
............... 453,470 5,387,224
Avient Corp. ....................... 859,099 35,102,785
Core Molding Technologies, Inc.
(a)
......... 70,242 1,161,803
Ecovyst, Inc.
(a) (b)
..................... 1,092,658 8,347,907
HB Fuller Co. ...................... 369,523 24,935,412
Innospec, Inc. ...................... 34,054 3,747,983
Intrepid Potash, Inc.
(a)
................. 103,331 2,265,015
Koppers Holdings, Inc. ................ 192,071 6,223,100
Kronos Worldwide, Inc. ................ 210,347 2,050,883
LSB Industries, Inc.
(a)
................. 501,576 3,806,962
Mativ Holdings, Inc. .................. 505,074 5,505,307
Minerals Technologies, Inc. ............. 298,500 22,748,685
Perimeter Solutions, Inc.
(a) (b)
............. 1,265,397 16,171,774
PureCycle Technologies, Inc.
(a) (b)
.......... 943,270 9,668,517
Rayonier Advanced Materials, Inc.
(a)
....... 604,339 4,985,797
Sensient Technologies Corp. ............ 18,378 1,309,616
Stepan Co. ........................ 179,650 11,623,355
Tronox Holdings plc .................. 1,131,573 11,394,940
Valhi, Inc. ......................... 25,239 590,340
239,027,054
Commercial Services & Supplies — 2.1%
ABM Industries, Inc. .................. 602,952 30,859,083
ACCO Brands Corp. .................. 878,994 4,614,718
Aris Water Solutions, Inc. , Class A ........ 238,719 5,717,320
Bridger Aerospace Group Holdings, Inc.
(a) (b)
.. 91,351 194,578
BrightView Holdings, Inc.
(a) (b)
............ 557,510 8,914,585
Cimpress plc
(a) (b)
.................... 51,849 3,718,610
CompX International, Inc. .............. 4,609 120,525
CoreCivic, Inc.
(a)
.................... 1,027,449 22,336,741
Deluxe Corp. ....................... 419,242 9,470,677
Ennis, Inc. ........................ 225,197 4,749,405
Enviri Corp.
(a) (b)
..................... 785,801 6,050,668
GEO Group, Inc. (The)
(a)
............... 1,200,970 33,603,141
Healthcare Services Group, Inc.
(a) (b)
........ 695,827 8,082,031
HNI Corp. ......................... 233,034 11,737,922
Interface, Inc. ...................... 489,832 11,927,409
Matthews International Corp. , Class A ...... 277,850 7,690,888
MillerKnoll, Inc. ..................... 656,747 14,835,915
NL Industries, Inc. ................... 73,379 570,155
OPENLANE, Inc.
(a) (b)
.................. 1,014,529 20,128,255
Pitney Bowes, Inc. ................... 754,759 5,464,455
Quad/Graphics, Inc. , Class A ............ 119,808 835,062
Steelcase, Inc. , Class A ............... 886,540 10,478,903
UniFirst Corp. ...................... 142,422 24,366,980
Virco Mfg. Corp.
(b)
................... 99,936 1,024,344
VSE Corp.
(b)
....................... 140,293 13,341,864
260,834,234
Communications Equipment — 1.0%
(a)
ADTRAN Holdings, Inc. ............... 733,775 6,112,346
Applied Optoelectronics, Inc.
(b)
........... 384,031 14,155,383
Aviat Networks, Inc.
(b)
................. 105,430 1,909,337
Calix, Inc.
(b)
........................ 146,381 5,104,305
Clearfield, Inc. ...................... 111,675 3,461,925
CommScope Holding Co., Inc. ........... 2,028,226 10,567,057
Digi International, Inc. ................. 337,899 10,214,687
Extreme Networks, Inc. ................ 569,577 9,534,719

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NETGEAR, Inc. ..................... 264,992 $ 7,385,327
NetScout Systems, Inc. ................ 656,739 14,224,967
Ribbon Communications, Inc. ........... 866,609 3,605,093
Viasat, Inc.
(b)
....................... 1,164,111 9,906,585
Viavi Solutions, Inc.
(b)
................. 2,068,487 20,891,719
117,073,450
Construction & Engineering — 0.8%
Ameresco, Inc. , Class A
(a) (b)
............. 203,347 4,774,588
Arcosa, Inc. ....................... 456,762 44,187,156
Concrete Pumping Holdings, Inc.
(a)
........ 203,888 1,357,894
Fluor Corp.
(a)
....................... 133,221 6,570,460
Granite Construction, Inc. .............. 72,841 6,388,884
Great Lakes Dredge & Dock Corp.
(a)
....... 614,808 6,941,182
Matrix Service Co.
(a)
.................. 248,548 2,975,120
Northwest Pipe Co.
(a)
................. 74,750 3,607,435
Orion Group Holdings, Inc.
(a)
............ 290,344 2,128,221
Primoris Services Corp. ............... 39,198 2,994,727
Southland Holdings, Inc.
(a)
.............. 103,791 337,321
Tutor Perini Corp.
(a)
.................. 414,060 10,020,252
92,283,240
Construction Materials — 0.5%
Summit Materials, Inc. , Class A
(a)
......... 1,141,621 57,766,023
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a) (b)
............ 51,035 2,846,732
Bread Financial Holdings, Inc. ........... 403,728 24,651,632
Consumer Portfolio Services, Inc.
(a)
........ 81,551 885,644
Encore Capital Group, Inc.
(a) (b)
........... 224,825 10,739,890
Enova International, Inc.
(a)
.............. 244,136 23,407,760
Green Dot Corp. , Class A
(a)
............. 419,834 4,467,034
LendingClub Corp.
(a)
.................. 1,054,158 17,066,818
LendingTree, Inc.
(a)
................... 7,786 301,707
Medallion Financial Corp. .............. 175,351 1,646,546
Navient Corp. ...................... 770,900 10,245,261
Nelnet, Inc. , Class A .................. 136,393 14,568,136
PRA Group, Inc.
(a)
................... 368,103 7,689,672
PROG Holdings, Inc. ................. 324,196 13,700,523
Regional Management Corp. ............ 71,044 2,414,075
World Acceptance Corp.
(a) (b)
............. 3,320 373,301
135,004,731
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 274,722 11,131,735
Guardian Pharmacy Services, Inc. , Class A
(a)
. 44,538 902,340
HF Foods Group, Inc.
(a) (b)
............... 358,843 1,151,886
Ingles Markets, Inc. , Class A ............ 135,767 8,748,826
Natural Grocers by Vitamin Cottage, Inc. .... 67,635 2,686,462
PriceSmart, Inc. ..................... 87,813 8,093,724
SpartanNash Co. .................... 311,911 5,714,210
United Natural Foods, Inc.
(a)
............. 556,692 15,203,259
Village Super Market, Inc. , Class A ........ 78,435 2,501,292
Weis Markets, Inc. ................... 154,007 10,429,354
66,563,088
Containers & Packaging — 0.4%
Greif, Inc. , Class A, NVS ............... 239,423 14,633,534
Greif, Inc. , Class B ................... 46,325 3,143,151
O-I Glass, Inc.
(a) (b)
.................... 1,473,785 15,975,829
Pactiv Evergreen, Inc. ................ 338,633 5,915,919
Ranpak Holdings Corp. , Class A
(a)
........ 407,738 2,805,237
TriMas Corp. ....................... 380,312 9,351,872
51,825,542
Security
Shares
Shares Value
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 166,718 $ 4,568,073
Weyco Group, Inc. ................... 54,005 2,027,888
6,595,961
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.
(a) (b)
........ 288,999 26,255,559
American Public Education, Inc.
(a)
......... 136,154 2,936,842
Carriage Services, Inc. ................ 30,309 1,207,814
Chegg, Inc.
(a)
....................... 911,952 1,468,243
European Wax Center, Inc. , Class A
(a) (b)
..... 19,149 127,724
Graham Holdings Co. , Class B ........... 30,400 26,506,368
KinderCare Learning Cos., Inc.
(a) (b)
........ 132,069 2,350,828
Laureate Education, Inc.
(a)
.............. 238,858 4,368,713
Lincoln Educational Services Corp.
(a)
....... 248,209 3,926,666
Mister Car Wash, Inc.
(a)
................ 109,664 799,450
Perdoceo Education Corp. .............. 582,441 15,417,213
Strategic Education, Inc. ............... 208,459 19,474,240
104,839,660
Diversified REITs — 1.3%
Alexander & Baldwin, Inc. .............. 684,312 12,139,695
Alpine Income Property Trust, Inc. ........ 118,911 1,996,516
American Assets Trust, Inc. ............. 450,542 11,831,233
Armada Hoffler Properties, Inc. .......... 684,292 7,000,307
Broadstone Net Lease, Inc. ............. 1,797,590 28,509,777
CTO Realty Growth, Inc. ............... 268,170 5,285,631
Empire State Realty Trust, Inc. , Class A ..... 1,300,848 13,424,751
Essential Properties Realty Trust, Inc. ...... 1,656,434 51,813,256
Gladstone Commercial Corp. ............ 340,991 5,537,694
Global Net Lease, Inc. ................ 1,901,322 13,879,651
NexPoint Diversified Real Estate Trust ..... 320,304 1,953,854
One Liberty Properties, Inc. ............. 159,272 4,338,569
157,710,934
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)
...................... 9,766 299,523
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 1,271,246 26,823,291
ATN International, Inc. ................ 99,932 1,679,857
Bandwidth, Inc. , Class A
(a)
.............. 29,036 494,193
Globalstar, Inc.
(a) (b)
................... 1,021,706 2,114,931
IDT Corp. , Class B ................... 42,017 1,996,648
Liberty Latin America Ltd. , Class A
(a) (b)
...... 314,028 1,997,218
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 1,200,389 7,610,466
Lumen Technologies, Inc.
(a)
............. 9,534,300 50,627,133
Shenandoah Telecommunications Co. ...... 453,838 5,722,897
99,366,157
Electric Utilities — 1.4%
ALLETE, Inc. ...................... 545,460 35,345,808
Genie Energy Ltd. , Class B ............. 70,046 1,092,017
Hawaiian Electric Industries, Inc.
(a)
........ 1,554,924 15,129,410
MGE Energy, Inc. .................... 197,391 18,546,858
Otter Tail Corp. ..................... 216,040 15,952,394
Portland General Electric Co. ............ 988,285 43,108,992
TXNM Energy, Inc. ................... 846,380 41,616,505
170,791,984
Electrical Equipment — 0.7%
Allient, Inc. ........................ 125,336 3,043,158
Blink Charging Co.
(a) (b)
................. 506,463 703,984
Bloom Energy Corp. , Class A
(a) (b)
......... 162,995 3,620,119
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 1,628,594 1,742,596
Energy Vault Holdings, Inc.
(a) (b)
........... 980,114 2,234,660
EnerSys .......................... 31,082 2,872,909
Freyr Battery, Inc.
(a) (b)
................. 1,040,691 2,684,983
FuelCell Energy, Inc.
(a) (b)
............... 172,974 1,563,685
GrafTech International Ltd.
(a)
............ 172,083 297,704

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
LSI Industries, Inc. ................... 75,771 $ 1,471,473
NANO Nuclear Energy, Inc.
(a) (b)
........... 38,445 957,088
Net Power, Inc. , Class A
(a) (b)
............. 206,065 2,182,228
NEXTracker, Inc. , Class A
(a) (b)
............ 350,248 12,794,559
Plug Power, Inc.
(a) (b)
.................. 6,890,400 14,676,552
Preformed Line Products Co. ............ 19,492 2,490,883
SES AI Corp. , Class A
(a) (b)
.............. 1,114,317 2,440,354
SolarMax Technology, Inc.
(a) (b)
........... 116,829 189,263
Stem, Inc.
(a) (b)
...................... 1,433,034 864,119
Sunrun, Inc.
(a) (b)
..................... 2,069,767 19,145,345
Thermon Group Holdings, Inc.
(a) (b)
......... 276,872 7,965,607
TPI Composites, Inc.
(a) (b)
............... 432,782 817,958
Ultralife Corp.
(a)
..................... 90,298 672,720
Vicor Corp.
(a)
....................... 94,910 4,586,051
90,017,998
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(a)
................... 219,446 482,781
Aeva Technologies, Inc.
(a) (b)
............. 223,154 1,059,982
Bel Fuse, Inc. , Class A ................ 16,657 1,500,463
Bel Fuse, Inc. , Class B, NVS ............ 97,135 8,010,723
Belden, Inc. ....................... 179,440 20,206,738
Benchmark Electronics, Inc. ............ 337,506 15,322,772
CTS Corp. ........................ 57,881 3,052,065
Daktronics, Inc.
(a) (b)
................... 322,513 5,437,569
ePlus, Inc.
(a) (b)
...................... 82,549 6,098,720
FARO Technologies, Inc.
(a) (b)
............ 183,387 4,650,694
Itron, Inc.
(a)
........................ 41,799 4,538,535
Kimball Electronics, Inc.
(a)
.............. 228,563 4,280,985
Knowles Corp.
(a) (b)
................... 807,863 16,100,710
Methode Electronics, Inc. .............. 332,359 3,918,513
MicroVision, Inc.
(a) (b)
.................. 902,428 1,182,181
Mirion Technologies, Inc. , Class A
(a) (b)
...... 1,689,058 29,474,062
Motomova, Inc.
(a) (c)
................... 19,086 —
nLight, Inc.
(a) (b)
...................... 413,623 4,338,905
OSI Systems, Inc.
(a) (b)
................. 8,737 1,462,836
Ouster, Inc. , Class A
(a) (b)
............... 359,932 4,398,369
PAR Technology Corp.
(a) (b)
.............. 18,873 1,371,501
PC Connection, Inc. .................. 111,975 7,756,508
Plexus Corp.
(a) (b)
..................... 177,972 27,849,059
Powerfleet, Inc.
(a) (b)
................... 902,316 6,009,425
Richardson Electronics Ltd. ............. 113,424 1,591,339
Rogers Corp.
(a) (b)
.................... 175,212 17,803,291
Sanmina Corp.
(a) (b)
................... 507,948 38,436,425
ScanSource, Inc.
(a) (b)
.................. 224,387 10,647,163
SmartRent, Inc. , Class A
(a) (b)
............. 1,790,397 3,133,195
TTM Technologies, Inc.
(a)
............... 953,881 23,608,555
Vishay Intertechnology, Inc. ............. 1,193,145 20,211,876
Vishay Precision Group, Inc.
(a)
........... 105,880 2,485,004
296,420,944
Energy Equipment & Services — 2.1%
Borr Drilling Ltd.
(b)
................... 2,231,293 8,702,043
Bristow Group, Inc.
(a)
................. 230,135 7,893,630
DMC Global, Inc.
(a) (b)
.................. 134,651 989,685
Drilling Tools International Corp.
(a)
......... 39,311 128,547
Expro Group Holdings NV
(a) (b)
............ 895,398 11,165,613
Forum Energy Technologies, Inc.
(a)
........ 99,955 1,548,303
Geospace Technologies Corp.
(a) (b)
......... 114,384 1,146,128
Helix Energy Solutions Group, Inc.
(a)
....... 1,102,362 10,274,014
Helmerich & Payne, Inc. ............... 914,929 29,296,026
Innovex International, Inc.
(a) (b)
............ 317,002 4,428,518
Kodiak Gas Services, Inc. .............. 221,525 9,044,866
Liberty Energy, Inc. , Class A ............ 1,407,940 28,003,926
Mammoth Energy Services, Inc.
(a)
......... 213,828 641,484
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Nabors Industries Ltd.
(a) (b)
.............. 59,328 $ 3,391,782
Natural Gas Services Group, Inc.
(a) (b)
....... 77,509 2,077,241
Noble Corp. plc ..................... 455,965 14,317,301
NPK International, Inc.
(a) (b)
.............. 781,670 5,995,409
Oil States International, Inc.
(a)
............ 562,944 2,848,497
Patterson-UTI Energy, Inc. ............. 3,708,764 30,634,391
ProFrac Holding Corp. , Class A
(a) (b)
........ 210,670 1,634,799
ProPetro Holding Corp.
(a)
............... 809,909 7,556,451
Ranger Energy Services, Inc. , Class A ...... 137,426 2,127,354
RPC, Inc. ......................... 793,038 4,710,646
SEACOR Marine Holdings, Inc.
(a)
......... 227,799 1,494,361
Seadrill Ltd.
(a)
...................... 459,572 17,891,138
Select Water Solutions, Inc. , Class A ....... 867,397 11,484,336
Solaris Energy Infrastructure, Inc. , Class A ... 244,729 7,043,301
Transocean Ltd.
(a) (b)
.................. 6,882,320 25,808,700
Valaris Ltd.
(a) (b)
...................... 210,071 9,293,541
261,572,031
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
3,286,170 13,078,957
Cinemark Holdings, Inc.
(a) (b)
............. 214,783 6,653,977
Eventbrite, Inc. , Class A
(a)
.............. 91,207 306,455
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 590,623 5,043,921
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 1,137,426 8,587,566
LiveOne, Inc.
(a) (b)
.................... 101,083 148,592
Madison Square Garden Entertainment Corp.
(a)
332,813 11,848,143
Marcus Corp. (The) .................. 223,590 4,807,185
Playstudios, Inc. , Class A
(a)
............. 836,189 1,555,311
Reservoir Media, Inc.
(a) (b)
............... 168,851 1,528,102
Sphere Entertainment Co. , Class A
(a) (b)
...... 257,335 10,375,747
63,933,956
Financial Services — 3.3%
Acacia Research Corp.
(a) (b)
.............. 339,420 1,473,083
Alerus Financial Corp. ................ 206,830 3,979,409
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 263,384 9,368,569
Burford Capital Ltd. .................. 1,899,482 24,218,395
Cannae Holdings, Inc. ................ 543,871 10,801,278
Cantaloupe, Inc.
(a) (b)
.................. 30,819 293,089
Cass Information Systems, Inc. .......... 22,155 906,361
Compass Diversified Holdings ........... 637,460 14,712,577
Enact Holdings, Inc. .................. 281,967 9,130,091
Essent Group Ltd. ................... 987,122 53,738,922
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 10,563 2,080,383
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 1,090,170 29,249,261
I3 Verticals, Inc. , Class A
(a) (b)
............ 210,023 4,838,930
Jackson Financial, Inc. , Class A .......... 709,170 61,754,524
Marqeta, Inc. , Class A
(a)
............... 626,771 2,375,462
Merchants Bancorp .................. 175,421 6,397,604
Mr Cooper Group, Inc.
(a)
............... 381,937 36,669,771
NewtekOne, Inc. .................... 228,453 2,917,345
NMI Holdings, Inc. , Class A
(a)
............ 695,843 25,579,189
Onity Group, Inc.
(a)
................... 62,270 1,912,312
Pagseguro Digital Ltd. , Class A
(a) (b)
........ 874,097 5,471,847
Payoneer Global, Inc.
(a)
................ 544,709 5,468,878
Paysafe Ltd.
(a)
...................... 305,007 5,215,620
PennyMac Financial Services, Inc. ........ 116,932 11,943,434
Radian Group, Inc. ................... 1,424,749 45,193,038
Repay Holdings Corp. , Class A
(a) (b)
........ 825,417 6,297,932
Sezzle, Inc.
(a) (b)
..................... 2,855 730,309
StoneCo Ltd. , Class A
(a)
............... 1,309,766 10,438,835

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
SWK Holdings Corp.
(a) (b)
............... 30,015 $ 476,038
Velocity Financial, Inc.
(a)
............... 86,004 1,682,238
Walker & Dunlop, Inc. ................. 86,508 8,409,443
Waterstone Financial, Inc. .............. 160,314 2,154,620
405,878,787
Food Products — 0.8%
Alico, Inc. ......................... 58,754 1,523,491
B&G Foods, Inc. .................... 713,059 4,912,977
BRC, Inc. , Class A
(a) (b)
................. 44,389 140,713
Calavo Growers, Inc. ................. 130,039 3,315,994
Cal-Maine Foods, Inc. ................. 363,740 37,436,121
Dole plc .......................... 720,655 9,757,669
Fresh Del Monte Produce, Inc. ........... 320,923 10,657,853
Hain Celestial Group, Inc. (The)
(a)
......... 843,200 5,185,680
Limoneira Co. ...................... 155,815 3,811,235
Mission Produce, Inc.
(a) (b)
............... 359,477 5,165,684
Seneca Foods Corp. , Class A
(a)
.......... 43,828 3,473,807
TreeHouse Foods, Inc.
(a) (b)
.............. 444,281 15,607,592
Utz Brands, Inc. , Class A
(b)
............. 186,756 2,924,599
103,913,415
Gas Utilities — 2.0%
Brookfield Infrastructure Corp. , Class A ..... 1,134,499 45,391,305
Chesapeake Utilities Corp. ............. 206,510 25,059,989
New Jersey Resources Corp. ............ 923,886 43,099,282
Northwest Natural Holding Co. ........... 359,865 14,236,259
ONE Gas, Inc. ...................... 533,327 36,932,895
RGC Resources, Inc. ................. 72,096 1,446,246
Southwest Gas Holdings, Inc. ........... 576,540 40,767,143
Spire, Inc. ......................... 538,756 36,543,819
243,476,938
Ground Transportation — 0.4%
Covenant Logistics Group, Inc. , Class A ..... 63,769 3,476,048
FTAI Infrastructure, Inc. ................ 948,647 6,887,177
Heartland Express, Inc. ................ 240,236 2,695,448
Hertz Global Holdings, Inc.
(a) (b)
........... 1,191,444 4,360,685
Marten Transport Ltd. ................. 419,054 6,541,433
PAMT Corp.
(a)
...................... 50,394 825,453
Proficient Auto Logistics, Inc.
(a) (b)
.......... 103,382 834,293
Universal Logistics Holdings, Inc. ......... 42,820 1,967,151
Werner Enterprises, Inc. ............... 505,328 18,151,382
45,739,070
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.
(a) (b)
..................... 70,220 139,036
AngioDynamics, Inc.
(a)
................ 357,582 3,275,451
Artivion, Inc.
(a) (b)
..................... 85,935 2,456,882
AtriCure, Inc.
(a)
..................... 154,561 4,723,384
Avanos Medical, Inc.
(a)
................ 417,668 6,649,275
Bioventus, Inc. , Class A
(a) (b)
............. 228,723 2,401,592
Ceribell, Inc.
(a) (b)
..................... 33,739 873,165
Embecta Corp. ..................... 492,914 10,178,674
Fractyl Health, Inc.
(a) (b)
................. 111,320 229,319
ICU Medical, Inc.
(a) (b)
.................. 202,134 31,365,133
Inmode Ltd.
(a) (b)
..................... 591,082 9,871,069
Inogen, Inc.
(a) (b)
..................... 229,570 2,105,157
Integer Holdings Corp.
(a) (b)
.............. 94,053 12,463,904
Integra LifeSciences Holdings Corp.
(a)
...... 636,170 14,428,336
LivaNova plc
(a)
...................... 483,008 22,368,101
Neogen Corp.
(a) (b)
.................... 2,051,786 24,908,682
Nevro Corp.
(a)
...................... 340,274 1,265,819
Omnicell, Inc.
(a) (b)
.................... 429,365 19,115,330
OraSure Technologies, Inc.
(a)
............ 668,983 2,415,029
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 130,676 522,704
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Orthofix Medical, Inc.
(a)
................ 319,551 $ 5,579,360
OrthoPediatrics Corp.
(a) (b)
............... 153,991 3,569,511
SI-BONE, Inc.
(a)
..................... 73,813 1,034,858
Stereotaxis, Inc.
(a)
................... 64,704 147,525
Surmodics, Inc.
(a)
.................... 45,765 1,812,294
Tactile Systems Technology, Inc.
(a)
........ 218,711 3,746,519
Utah Medical Products, Inc. ............. 26,158 1,607,932
Varex Imaging Corp.
(a) (b)
............... 359,613 5,246,754
Zimvie, Inc.
(a)
....................... 260,775 3,637,811
198,138,606
Health Care Providers & Services — 1.5%
Accolade, Inc.
(a)
..................... 461,492 1,578,303
AdaptHealth Corp.
(a) (b)
................. 540,164 5,142,361
Addus HomeCare Corp.
(a) (b)
............. 98,309 12,323,033
Ardent Health Partners, Inc.
(a) (b)
.......... 34,110 582,599
Aveanna Healthcare Holdings, Inc.
(a) (b)
...... 163,422 746,839
Brookdale Senior Living, Inc.
(a) (b)
.......... 249,642 1,255,699
Castle Biosciences, Inc.
(a)
.............. 165,388 4,407,590
Community Health Systems, Inc.
(a) (b)
....... 518,553 1,550,473
Concentra Group Holdings Parent, Inc. ..... 325,314 6,434,711
Cross Country Healthcare, Inc.
(a)
......... 306,308 5,562,553
DocGo, Inc.
(a) (b)
..................... 762,764 3,234,119
Enhabit, Inc.
(a)
...................... 406,746 3,176,686
Fulgent Genetics, Inc.
(a) (b)
.............. 193,768 3,578,895
GeneDx Holdings Corp. , Class A
(a) (b)
....... 105,463 8,105,886
Innovage Holding Corp.
(a)
.............. 113,788 447,187
LifeStance Health Group, Inc.
(a)
.......... 705,862 5,202,203
ModivCare, Inc.
(a) (b)
................... 52,080 616,627
Nano-X Imaging Ltd.
(a) (b)
............... 27,923 201,046
National HealthCare Corp. .............. 116,903 12,574,087
NeoGenomics, Inc.
(a) (b)
................ 1,105,498 18,218,607
OPKO Health, Inc.
(a) (b)
................. 3,085,937 4,536,327
Option Care Health, Inc.
(a)
.............. 861,894 19,995,941
Owens & Minor, Inc.
(a)
................. 601,940 7,867,356
Patterson Cos., Inc. .................. 606,098 18,704,184
Pediatrix Medical Group, Inc.
(a)
........... 811,607 10,648,284
Performant Healthcare, Inc.
(a)
............ 211,699 639,331
Quipt Home Medical Corp.
(a) (b)
........... 289,006 881,468
Select Medical Holdings Corp. ........... 323,150 6,091,378
Sonida Senior Living, Inc.
(a) (b)
............ 20,309 468,732
Surgery Partners, Inc.
(a) (b)
.............. 723,998 15,327,038
180,099,543
Health Care REITs — 1.5%
American Healthcare REIT, Inc. .......... 1,438,292 40,876,259
CareTrust REIT, Inc. .................. 1,611,219 43,583,474
Community Healthcare Trust, Inc. ......... 241,118 4,631,877
Diversified Healthcare Trust ............. 2,072,472 4,766,685
Global Medical REIT, Inc. .............. 584,185 4,509,908
LTC Properties, Inc. .................. 424,204 14,656,248
National Health Investors, Inc. ........... 401,259 27,807,249
Sabra Health Care REIT, Inc. ............ 2,254,815 39,053,396
Universal Health Realty Income Trust ...... 23,985 892,482
180,777,578
Health Care Technology — 0.2%
Definitive Healthcare Corp. , Class A
(a) (b)
..... 510,970 2,100,087
Health Catalyst, Inc.
(a)
................. 504,537 3,567,076
HealthStream, Inc. ................... 150,891 4,798,334
LifeMD, Inc.
(a) (b)
..................... 125,885 623,131
Teladoc Health, Inc.
(a) (b)
................ 1,368,706 12,441,537
Waystar Holding Corp.
(a) (b)
.............. 143,647 5,271,845
28,802,010

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc. ............. 2,180,137 $ 33,465,103
Braemar Hotels & Resorts, Inc. .......... 613,714 1,841,142
Chatham Lodging Trust ................ 471,648 4,221,249
DiamondRock Hospitality Co. ............ 1,987,793 17,949,771
Pebblebrook Hotel Trust ............... 1,126,133 15,259,102
RLJ Lodging Trust ................... 1,456,452 14,870,375
Service Properties Trust
(b)
.............. 1,572,690 3,994,633
Summit Hotel Properties, Inc. ............ 992,793 6,800,632
Sunstone Hotel Investors, Inc. ........... 1,987,733 23,534,759
Xenia Hotels & Resorts, Inc. ............ 978,092 14,534,447
136,471,213
Hotels, Restaurants & Leisure — 1.0%
Bally's Corp.
(a)
...................... 221,794 3,967,895
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
..... 6,807 1,730,952
BJ's Restaurants, Inc.
(a) (b)
.............. 85,196 2,993,361
Bloomin' Brands, Inc. ................. 350,119 4,274,953
Brinker International, Inc.
(a)
............. 40,600 5,370,974
Cracker Barrel Old Country Store, Inc. ...... 163,191 8,626,276
Denny's Corp.
(a) (b)
.................... 136,513 825,904
Despegar.com Corp.
(a) (b)
............... 499,264 9,610,832
Dine Brands Global, Inc. ............... 125,132 3,766,473
El Pollo Loco Holdings, Inc.
(a) (b)
........... 244,676 2,823,561
Empire Resorts, Inc.
(a) (c)
............... 19,883 —
Everi Holdings, Inc.
(a)
................. 347,127 4,689,686
Full House Resorts, Inc.
(a)
.............. 299,962 1,223,845
Global Business Travel Group I
(a) (b)
........ 159,975 1,484,568
Golden Entertainment, Inc. ............. 187,124 5,913,118
International Game Technology plc ........ 930,177 16,426,926
Life Time Group Holdings, Inc.
(a)
.......... 586,218 12,967,142
Lindblad Expeditions Holdings, Inc.
(a)
....... 105,428 1,250,376
Papa John's International, Inc. ........... 86,680 3,559,948
Portillo's, Inc. , Class A
(a) (b)
.............. 105,227 989,134
RCI Hospitality Holdings, Inc.
(b)
........... 37,510 2,155,700
Red Rock Resorts, Inc. , Class A .......... 252,924 11,695,206
Sabre Corp.
(a) (b)
..................... 2,843,304 10,378,060
Six Flags Entertainment Corp.
(b)
.......... 228,664 11,019,318
United Parks & Resorts, Inc.
(a) (b)
.......... 18,437 1,035,975
Vacasa, Inc. , Class A
(a)
................ 82,475 404,127
129,184,310
Household Durables — 2.7%
Beazer Homes USA, Inc.
(a)
............. 271,496 7,455,280
Century Communities, Inc. ............. 231,832 17,007,196
Champion Homes, Inc.
(a) (b)
.............. 264,961 23,343,064
Cricut, Inc. , Class A .................. 91,964 524,195
Ethan Allen Interiors, Inc. .............. 207,743 5,839,656
Flexsteel Industries, Inc. ............... 44,820 2,435,519
GoPro, Inc. , Class A
(a)
................. 1,225,206 1,335,475
Green Brick Partners, Inc.
(a)
............. 210,668 11,900,635
Hamilton Beach Brands Holding Co. , Class A . 72,035 1,212,349
Helen of Troy Ltd.
(a) (b)
................. 214,084 12,808,646
Hooker Furnishings Corp. .............. 94,492 1,323,833
Hovnanian Enterprises, Inc. , Class A
(a)
...... 44,538 5,960,075
iRobot Corp.
(a) (b)
..................... 283,157 2,194,467
KB Home ......................... 528,309 34,720,467
Landsea Homes Corp.
(a) (b)
.............. 158,174 1,342,897
La-Z-Boy, Inc. ...................... 399,529 17,407,479
Legacy Housing Corp.
(a) (b)
.............. 93,353 2,303,952
LGI Homes, Inc.
(a)
................... 181,436 16,220,378
Lifetime Brands, Inc. .................. 113,464 670,572
Lovesac Co. (The)
(a) (b)
................. 63,176 1,494,744
M/I Homes, Inc.
(a) (b)
................... 251,949 33,496,620
Meritage Homes Corp. ................ 337,349 51,891,023
Purple Innovation, Inc.
(a) (b)
.............. 585,228 456,478
Security
Shares
Shares Value
Household Durables (continued)
Sonos, Inc.
(a) (b)
...................... 123,557 $ 1,858,297
Taylor Morrison Home Corp.
(a)
........... 966,949 59,186,948
Traeger, Inc.
(a) (b)
..................... 325,750 778,542
TRI Pointe Homes, Inc.
(a) (b)
............. 614,264 22,273,213
Worthington Enterprises, Inc. ............ 32,945 1,321,424
338,763,424
Household Products — 0.2%
Central Garden & Pet Co.
(a) (b)
............ 79,813 3,096,744
Central Garden & Pet Co. , Class A, NVS
(a)
... 398,976 13,186,157
Oil-Dri Corp. of America ............... 35,422 3,104,384
19,387,285
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc. , Class A
(a) (b)
............ 711,474 2,895,699
Ormat Technologies, Inc. ............... 543,344 36,795,256
Sunnova Energy International, Inc.
(a) (b)
...... 1,000,396 3,431,358
43,122,313
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ........ 245,236 5,949,425
Industrial REITs — 0.8%
Industrial Logistics Properties Trust ........ 605,809 2,211,203
Innovative Industrial Properties, Inc. ....... 267,183 17,805,075
LXP Industrial Trust .................. 2,774,231 22,526,756
Plymouth Industrial REIT, Inc. ........... 373,633 6,650,667
Terreno Realty Corp.
(b)
................ 901,049 53,288,038
102,481,739
Insurance — 2.4%
Ambac Financial Group, Inc.
(a)
........... 430,241 5,442,549
American Coastal Insurance Corp.
(a)
....... 135,788 1,827,706
AMERISAFE, Inc. ................... 103,355 5,326,917
Bowhead Specialty Holdings, Inc.
(a)
........ 82,474 2,929,476
CNO Financial Group, Inc. .............. 993,679 36,974,795
Donegal Group, Inc. , Class A ............ 146,691 2,269,310
Employers Holdings, Inc. ............... 225,426 11,548,574
Enstar Group Ltd.
(a)
.................. 120,105 38,679,815
F&G Annuities & Life, Inc. .............. 153,487 6,360,501
Fidelis Insurance Holdings Ltd. ........... 493,021 8,938,471
Genworth Financial, Inc. , Class A
(a)
........ 4,028,741 28,160,899
GoHealth, Inc. , Class A
(a)
............... 40,715 545,174
Greenlight Capital Re Ltd. , Class A
(a)
....... 263,356 3,686,984
Hamilton Insurance Group Ltd. , Class B
(a)
... 385,790 7,341,584
Heritage Insurance Holdings, Inc.
(a)
........ 220,710 2,670,591
Hippo Holdings, Inc.
(a)
................. 193,723 5,185,965
Horace Mann Educators Corp. ........... 380,788 14,938,313
Investors Title Co.
(b)
.................. 11,929 2,824,310
James River Group Holdings Ltd. ......... 354,596 1,726,882
Lemonade, Inc.
(a) (b)
................... 88,634 3,251,095
Maiden Holdings Ltd.
(a) (b)
............... 827,406 1,398,316
MBIA, Inc.
(a)
....................... 428,384 2,767,361
Mercury General Corp. ................ 225,907 15,018,297
NI Holdings, Inc.
(a)
................... 71,024 1,115,077
ProAssurance Corp.
(a)
................. 487,171 7,750,891
Safety Insurance Group, Inc. ............ 139,702 11,511,445
Selective Insurance Group, Inc. .......... 87,754 8,206,754
Selectquote, Inc.
(a)
................... 1,293,100 4,810,332
SiriusPoint Ltd.
(a)
.................... 832,849 13,650,395
Skyward Specialty Insurance Group, Inc.
(a)
... 271,057 13,699,221
Stewart Information Services Corp. ........ 246,463 16,633,788
Tiptree, Inc. ....................... 190,979 3,983,822
United Fire Group, Inc. ................ 199,957 5,688,777
Universal Insurance Holdings, Inc. ........ 189,966 4,000,684
300,865,071

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.5%
Bumble, Inc. , Class A
(a) (b)
............... 825,513 $ 6,719,676
Cars.com, Inc.
(a)
..................... 621,442 10,769,590
fuboTV, Inc.
(a)
...................... 2,797,006 3,524,227
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 1,627,080 3,856,179
Outbrain, Inc.
(a)
..................... 360,094 2,585,475
Shutterstock, Inc. .................... 49,268 1,495,284
TrueCar, Inc.
(a)
...................... 821,444 3,063,986
Vimeo, Inc.
(a)
....................... 1,372,452 8,783,693
Webtoon Entertainment, Inc.
(a) (b)
.......... 81,345 1,104,665
Ziff Davis, Inc.
(a) (b)
.................... 416,482 22,631,632
64,534,407
IT Services — 0.4%
Applied Digital Corp.
(a) (b)
............... 562,276 4,295,789
ASGN, Inc.
(a) (b)
...................... 320,356 26,698,469
BigBear.ai Holdings, Inc.
(a) (b)
............. 268,872 1,196,480
Core Scientific, Inc.
(a) (b)
................ 360,614 5,066,627
Fastly, Inc. , Class A
(a)
................. 255,263 2,409,683
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 129,928 2,889,599
Hackett Group, Inc. (The) .............. 19,685 604,723
Information Services Group, Inc. .......... 321,040 1,072,274
Rackspace Technology, Inc.
(a) (b)
.......... 647,639 1,431,282
Unisys Corp.
(a)
...................... 633,722 4,011,460
49,676,386
Leisure Products — 0.5%
AMMO, Inc.
(a) (b)
..................... 824,091 906,500
Clarus Corp. ....................... 272,462 1,228,804
Escalade, Inc. ...................... 88,797 1,268,021
Funko, Inc. , Class A
(a) (b)
................ 298,115 3,991,760
JAKKS Pacific, Inc.
(a)
................. 76,617 2,156,768
Johnson Outdoors, Inc. , Class A .......... 43,083 1,421,739
Latham Group, Inc.
(a)
................. 382,382 2,661,379
Malibu Boats, Inc. , Class A
(a) (b)
........... 184,440 6,933,099
Marine Products Corp. ................ 36,993 339,226
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 155,153 2,958,768
Peloton Interactive, Inc. , Class A
(a) (b)
....... 248,168 2,159,062
Revelyst, Inc.
(a) (b)
.................... 563,800 10,841,874
Smith & Wesson Brands, Inc. ............ 394,242 3,983,815
Solo Brands, Inc. , Class A
(a)
............. 245,615 280,001
Sturm Ruger & Co., Inc. ............... 104,272 3,688,101
Topgolf Callaway Brands Corp.
(a)
......... 1,345,780 10,577,831
55,396,748
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a) (b)
........ 1,083,317 6,494,486
BioLife Solutions, Inc.
(a) (b)
............... 37,040 961,558
Codexis, Inc.
(a) (b)
.................... 666,854 3,180,894
Conduit Pharmaceuticals, Inc.
(a)
.......... 105,599 7,244
CryoPort, Inc.
(a) (b)
.................... 69,362 539,636
Cytek Biosciences, Inc.
(a) (b)
............. 1,146,816 7,442,836
Harvard Bioscience, Inc.
(a)
.............. 252,939 533,701
Lifecore Biomedical, Inc.
(a) (b)
............. 214,317 1,592,375
MaxCyte, Inc.
(a)
..................... 978,071 4,068,775
Mesa Laboratories, Inc. ............... 32,556 4,293,160
Nautilus Biotechnology, Inc.
(a)
............ 432,245 726,172
OmniAb, Inc.
(a) (b)
.................... 726,808 2,572,900
OmniAb, Inc., 12.50 Earnout Shares
(a) (c)
..... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(a) (c)
..... 52,020 1
Pacific Biosciences of California, Inc.
(a) (b)
.... 2,571,694 4,706,200
Quanterix Corp.
(a) (b)
.................. 291,583 3,099,527
Quantum-Si, Inc. , Class A
(a) (b)
............ 933,544 2,520,569
Standard BioTools, Inc.
(a)
............... 2,169,511 3,796,644
46,536,679
Security
Shares
Shares Value
Machinery — 2.8%
3D Systems Corp.
(a) (b)
................. 1,186,628 $ 3,892,140
Albany International Corp. , Class A ........ 222,556 17,797,803
Astec Industries, Inc. ................. 213,674 7,179,446
Barnes Group, Inc. ................... 436,210 20,615,285
Columbus McKinnon Corp. ............. 266,044 9,907,479
Commercial Vehicle Group, Inc.
(a) (b)
........ 302,365 749,865
Douglas Dynamics, Inc. ............... 29,641 700,417
Eastern Co. (The) ................... 48,375 1,283,873
Enpro, Inc. ........................ 176,356 30,412,592
ESCO Technologies, Inc. .............. 124,342 16,563,598
Gencor Industries, Inc.
(a)
............... 90,252 1,592,948
Greenbrier Cos., Inc. (The) ............. 290,169 17,697,407
Helios Technologies, Inc.
(b)
............. 97,473 4,351,195
Hillenbrand, Inc. .................... 439,957 13,541,876
Hillman Solutions Corp.
(a) (b)
............. 1,526,969 14,872,678
Hyliion Holdings Corp. , Class A
(a) (b)
........ 1,315,668 3,433,893
Hyster-Yale, Inc. , Class A .............. 41,818 2,129,791
John Bean Technologies Corp.
(b)
.......... 410,706 52,200,733
Kennametal, Inc. .................... 737,094 17,704,998
L B Foster Co. , Class A
(a)
............... 84,597 2,275,659
Lindsay Corp. ...................... 49,187 5,819,314
Luxfer Holdings plc .................. 253,719 3,321,182
Manitowoc Co., Inc. (The)
(a)
............. 325,791 2,974,472
Mayville Engineering Co., Inc.
(a) (b)
......... 106,791 1,678,755
Miller Industries, Inc. ................. 96,912 6,334,168
Mueller Industries, Inc. ................ 80,029 6,351,101
NN, Inc.
(a) (b)
........................ 455,862 1,490,669
Park-Ohio Holdings Corp. .............. 85,604 2,248,817
Proto Labs, Inc.
(a)
.................... 236,945 9,262,180
REV Group, Inc.
(b)
................... 107,970 3,441,004
Shyft Group, Inc. (The) ................ 301,458 3,539,117
Standex International Corp. ............. 25,367 4,743,375
Tennant Co. ....................... 97,096 7,916,237
Terex Corp. ........................ 630,668 29,149,475
Titan International, Inc.
(a)
............... 478,499 3,249,008
Trinity Industries, Inc. ................. 64,739 2,272,339
Twin Disc, Inc. ...................... 103,616 1,217,488
Wabash National Corp. ................ 404,688 6,932,305
340,844,682
Marine Transportation — 0.5%
Costamare, Inc. ..................... 379,323 4,874,301
Genco Shipping & Trading Ltd. ........... 400,556 5,583,751
Golden Ocean Group Ltd. .............. 1,154,216 10,341,775
Matson, Inc. ....................... 309,334 41,710,597
Pangaea Logistics Solutions Ltd. ......... 300,076 1,608,407
Safe Bulkers, Inc. ................... 566,632 2,022,876
66,141,707
Media — 1.1%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 1,014,376 2,961,978
AMC Networks, Inc. , Class A
(a)
........... 302,700 2,996,730
Boston Omaha Corp. , Class A
(a) (b)
......... 212,832 3,017,958
Cable One, Inc. ..................... 53,247 19,281,803
Clear Channel Outdoor Holdings, Inc.
(a)
..... 2,934,691 4,020,527
EchoStar Corp. , Class A
(a) (b)
............. 1,146,703 26,259,499
Emerald Holding, Inc. ................. 144,927 698,548
Entravision Communications Corp. , Class A .. 484,177 1,137,816
EW Scripps Co. (The) , Class A
(a)
......... 609,617 1,347,253
Gannett Co., Inc.
(a) (b)
.................. 1,346,280 6,812,177
Gray Television, Inc. .................. 807,246 2,542,825
iHeartMedia, Inc. , Class A
(a) (b)
............ 1,021,691 2,022,948
Innovid Corp.
(a)
..................... 889,842 2,749,612
Integral Ad Science Holding Corp.
(a) (b)
...... 601,229 6,276,831
John Wiley & Sons, Inc. , Class A ......... 181,345 7,926,590

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Magnite, Inc.
(a) (b)
..................... 134,520 $ 2,141,558
National CineMedia, Inc.
(a) (b)
............. 650,989 4,322,567
Scholastic Corp. .................... 218,479 4,660,157
Stagwell, Inc. , Class A
(a) (b)
.............. 682,781 4,492,699
TEGNA, Inc. ....................... 1,572,856 28,767,536
WideOpenWest, Inc.
(a)
................ 451,900 2,241,424
136,679,036
Metals & Mining — 1.9%
Arch Resources, Inc. , Class A ........... 165,881 23,425,715
Caledonia Mining Corp. plc ............. 148,643 1,398,731
Coeur Mining, Inc.
(a) (b)
................. 3,733,429 21,355,214
Commercial Metals Co. ................ 1,076,624 53,400,550
Compass Minerals International, Inc. ....... 321,547 3,617,404
Contango ORE, Inc.
(a) (b)
................ 57,048 571,621
Dakota Gold Corp.
(a)
.................. 238,970 525,734
Hecla Mining Co. .................... 5,541,221 27,207,395
i-80 Gold Corp.
(a) (b)
................... 2,927,674 1,419,922
Kaiser Aluminum Corp. ................ 10,239 719,494
Lifezone Metals Ltd.
(a) (b)
................ 339,451 2,359,184
MAC Copper Ltd. , Class A
(a) (b)
........... 355,011 3,770,217
Materion Corp.
(b)
.................... 12,068 1,193,284
Metallus, Inc.
(a)
..................... 401,334 5,670,849
Novagold Resources, Inc.
(a) (b)
............ 2,268,591 7,554,408
Olympic Steel, Inc. ................... 95,433 3,131,157
Piedmont Lithium, Inc.
(a) (b)
.............. 122,787 1,073,158
Radius Recycling, Inc. , Class A .......... 253,284 3,854,982
Ryerson Holding Corp. ................ 258,018 4,775,913
SSR Mining, Inc.
(a)
................... 1,905,733 13,263,902
SunCoke Energy, Inc. ................. 795,447 8,511,283
Tredegar Corp.
(a)
.................... 247,978 1,904,471
Universal Stainless & Alloy Products, Inc.
(a)
.. 82,056 3,612,926
Warrior Met Coal, Inc. ................. 488,019 26,470,151
Worthington Steel, Inc. ................ 309,357 9,843,740
230,631,405
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Advanced Flower Capital, Inc. ........... 176,227 1,467,971
AG Mortgage Investment Trust, Inc. ....... 233,649 1,553,766
Angel Oak Mortgage REIT, Inc. .......... 75,925 704,584
Apollo Commercial Real Estate Finance, Inc. . 1,324,214 11,467,693
Arbor Realty Trust, Inc.
(b)
............... 1,636,892 22,670,954
Ares Commercial Real Estate Corp. ....... 505,670 2,978,396
ARMOUR Residential REIT, Inc. .......... 524,282 9,887,959
Blackstone Mortgage Trust, Inc. , Class A .... 1,653,378 28,785,311
BrightSpire Capital, Inc. , Class A ......... 1,243,464 7,013,137
Chicago Atlantic Real Estate Finance, Inc. ... 159,383 2,457,686
Chimera Investment Corp. .............. 764,376 10,701,264
Claros Mortgage Trust, Inc. ............. 837,609 3,785,993
Dynex Capital, Inc. ................... 734,227 9,287,972
Ellington Financial, Inc. ................ 788,786 9,560,086
Franklin BSP Realty Trust, Inc. ........... 770,532 9,662,471
Granite Point Mortgage Trust, Inc. ........ 503,294 1,404,190
Invesco Mortgage Capital, Inc. ........... 515,870 4,152,754
KKR Real Estate Finance Trust, Inc. ....... 393,679 3,976,158
Ladder Capital Corp. , Class A ........... 1,106,217 12,378,568
MFA Financial, Inc. ................... 970,697 9,891,403
New York Mortgage Trust, Inc. ........... 857,669 5,197,474
Nexpoint Real Estate Finance, Inc. ........ 79,502 1,247,386
Orchid Island Capital, Inc. .............. 722,221 5,618,879
PennyMac Mortgage Investment Trust ...... 837,431 10,543,256
Ready Capital Corp. .................. 1,554,942 10,604,705
Redwood Trust, Inc. .................. 1,249,467 8,159,020
Seven Hills Realty Trust ............... 137,055 1,792,679
Sunrise Realty Trust, Inc.
(b)
............. 58,628 825,482
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............. 572,220 $ 4,863,870
Two Harbors Investment Corp. ........... 978,339 11,573,750
224,214,817
Multi-Utilities — 0.9%
Avista Corp. ....................... 768,693 28,157,224
Black Hills Corp. .................... 667,169 39,042,730
Northwestern Energy Group, Inc. ......... 584,171 31,229,782
Unitil Corp. ........................ 146,241 7,924,800
106,354,536
Office REITs — 1.4%
Brandywine Realty Trust ............... 1,602,455 8,973,748
City Office REIT, Inc. ................. 383,319 2,115,921
COPT Defense Properties .............. 1,073,944 33,238,567
Douglas Emmett, Inc. ................. 1,294,668 24,029,038
Easterly Government Properties, Inc. ...... 922,115 10,475,226
Franklin Street Properties Corp. .......... 923,835 1,690,618
Hudson Pacific Properties, Inc. ........... 1,336,921 4,050,871
JBG SMITH Properties ................ 774,804 11,908,737
NET Lease Office Properties
(a) (b)
.......... 144,474 4,509,034
Orion Office REIT, Inc. ................ 553,657 2,054,067
Paramount Group, Inc. ................ 1,761,512 8,701,869
Peakstone Realty Trust , Class E
.........
348,393 3,856,711
Piedmont Office Realty Trust, Inc. , Class A ... 1,200,920 10,988,418
Postal Realty Trust, Inc. , Class A ......... 106,713 1,392,605
SL Green Realty Corp. ................ 669,398 45,465,512
173,450,942
Oil, Gas & Consumable Fuels — 4.9%
Aemetis, Inc.
(a) (b)
.................... 356,421 958,773
Amplify Energy Corp.
(a)
................ 354,973 2,129,838
Ardmore Shipping Corp. ............... 388,481 4,720,044
Berry Corp. ........................ 480,046 1,982,590
BKV Corp.
(a) (b)
...................... 101,848 2,421,945
California Resources Corp. ............. 650,081 33,732,703
Centrus Energy Corp. , Class A
(a) (b)
........ 38,624 2,572,745
Clean Energy Fuels Corp.
(a) (b)
............ 1,596,008 4,005,980
CNX Resources Corp.
(a)
............... 1,384,121 50,755,717
Comstock Resources, Inc.
(a)
............. 872,906 15,904,347
CONSOL Energy, Inc.
(b)
............... 276,593 29,506,941
Crescent Energy, Inc. , Class A ........... 1,147,217 16,760,840
CVR Energy, Inc. .................... 35,559 666,376
Delek US Holdings, Inc. ............... 438,257 8,107,755
DHT Holdings, Inc. ................... 1,248,690 11,600,330
Diversified Energy Co. plc
(d)
............. 413,672 6,949,690
Dorian LPG Ltd. ..................... 166,384 4,054,778
Encore Energy Corp.
(a) (b)
............... 468,667 1,598,154
Energy Fuels, Inc.
(a) (b)
................. 1,754,702 9,001,621
Evolution Petroleum Corp. .............. 182,385 953,874
Excelerate Energy, Inc. , Class A .......... 165,223 4,997,996
FLEX LNG Ltd. ..................... 107,559 2,467,403
FutureFuel Corp. .................... 252,566 1,336,074
Golar LNG Ltd. ..................... 929,964 39,356,076
Granite Ridge Resources, Inc. ........... 447,457 2,890,572
Green Plains, Inc.
(a)
.................. 625,127 5,926,204
Gulfport Energy Corp.
(a)
............... 59,117 10,889,351
Hallador Energy Co.
(a) (b)
................ 234,279 2,682,495
HighPeak Energy, Inc.
(b)
............... 127,878 1,879,807
International Seaways, Inc. ............. 384,219 13,808,831
Kinetik Holdings, Inc. , Class A ........... 328,577 18,633,602
Magnolia Oil & Gas Corp. , Class A
(b)
....... 131,318 3,070,215
Murphy Oil Corp. .................... 1,348,645 40,809,998
NACCO Industries, Inc. , Class A .......... 32,541 970,373
Nordic American Tankers Ltd. ........... 1,845,124 4,612,810
Northern Oil & Gas, Inc. ............... 884,877 32,882,029

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.
(a)
............. 522,673 $ 8,566,610
PBF Energy, Inc. , Class A .............. 953,127 25,305,522
Peabody Energy Corp. ................ 1,195,395 25,031,571
PrimeEnergy Resources Corp.
(a) (b)
......... 6,093 1,337,962
REX American Resources Corp.
(a) (b)
....... 113,542 4,733,566
Riley Exploration Permian, Inc. ........... 92,246 2,944,492
Ring Energy, Inc.
(a) (b)
.................. 1,424,987 1,937,982
SandRidge Energy, Inc. ............... 276,933 3,242,885
Scorpio Tankers, Inc. ................. 419,318 20,835,911
SFL Corp. Ltd. ...................... 941,156 9,618,614
Sitio Royalties Corp. , Class A ............ 750,965 14,403,509
SM Energy Co. ..................... 903,448 35,017,645
Talos Energy, Inc.
(a) (b)
................. 1,369,915 13,301,875
Teekay Corp. Ltd.
(b)
.................. 514,203 3,563,427
Teekay Tankers Ltd. , Class A ............ 224,137 8,918,411
Ur-Energy, Inc.
(a) (b)
................... 247,544 284,676
VAALCO Energy, Inc. ................. 880,449 3,847,562
Vital Energy, Inc.
(a) (b)
.................. 272,865 8,436,986
Vitesse Energy, Inc. .................. 225,176 5,629,400
World Kinect Corp. ................... 487,845 13,420,616
605,978,099
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a) (b)
............. 156,010 4,644,418
Sylvamo Corp. ..................... 258,822 20,452,114
25,096,532
Passenger Airlines — 0.6%
Allegiant Travel Co. .................. 146,001 13,741,614
Blade Air Mobility, Inc. , Class A
(a) (b)
........ 534,277 2,270,677
JetBlue Airways Corp.
(a) (b)
.............. 2,959,400 23,260,884
SkyWest, Inc.
(a)
..................... 375,246 37,573,382
Sun Country Airlines Holdings, Inc.
(a)
....... 196,275 2,861,690
79,708,247
Personal Care Products — 0.3%
Edgewell Personal Care Co. ............ 456,191 15,328,017
Herbalife Ltd.
(a) (b)
.................... 329,702 2,205,706
Honest Co., Inc. (The)
(a)
............... 452,091 3,132,991
Medifast, Inc.
(a)
..................... 107,719 1,898,009
Nature's Sunshine Products, Inc.
(a)
........ 96,589 1,415,995
Nu Skin Enterprises, Inc. , Class A ......... 470,814 3,243,908
Olaplex Holdings, Inc.
(a) (b)
.............. 1,310,855 2,267,779
USANA Health Sciences, Inc.
(a)
.......... 106,383 3,818,086
Veru, Inc.
(a)
........................ 339,045 220,549
Waldencast plc , Class A
(a) (b)
............. 227,302 913,754
34,444,794
Pharmaceuticals — 1.2%
Alto Neuroscience, Inc.
(a) (b)
.............. 76,030 321,607
Alumis, Inc.
(a) (b)
..................... 52,988 416,486
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 258,660 2,048,587
ANI Pharmaceuticals, Inc.
(a) (b)
............ 49,629 2,743,491
Aquestive Therapeutics, Inc.
(a) (b)
.......... 511,184 1,819,815
Atea Pharmaceuticals, Inc.
(a)
............ 733,956 2,458,753
BioAge Labs, Inc.
(a) (b)
................. 50,307 291,278
Biote Corp. , Class A
(a)
................. 15,827 97,811
Contineum Therapeutics, Inc. , Class A
(a)
.... 36,567 535,707
CorMedix, Inc.
(a) (b)
................... 52,899 428,482
Enliven Therapeutics, Inc.
(a) (b)
............ 19,991 449,798
Esperion Therapeutics, Inc.
(a) (b)
........... 1,289,976 2,837,947
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 332,774 2,479,166
Fulcrum Therapeutics, Inc.
(a) (b)
........... 335,151 1,575,210
Innoviva, Inc.
(a) (b)
.................... 468,380 8,126,393
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 163,209 17,487,844
MBX Biosciences, Inc.
(a) (b)
.............. 43,485 801,429
Security
Shares
Shares Value
Pharmaceuticals (continued)
Nektar Therapeutics
(a)
................. 1,755,826 $ 1,632,918
Nuvation Bio, Inc. , Class A
(a) (b)
........... 1,678,120 4,463,799
Omeros Corp.
(a) (b)
.................... 343,600 3,394,768
Pacira BioSciences, Inc.
(a) (b)
............. 399,139 7,519,779
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 287,431 2,333,940
Phibro Animal Health Corp. , Class A ....... 144,677 3,038,217
Pliant Therapeutics, Inc.
(a) (b)
............. 532,001 7,006,453
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 465,880 36,380,569
Rapport Therapeutics, Inc.
(a) (b)
........... 36,814 653,080
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (b) (e)
.................... 578,384 244,499
Septerna, Inc.
(a)
..................... 74,369 1,703,050
SIGA Technologies, Inc. ............... 110,173 662,140
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 439,963 15,909,062
Telomir Pharmaceuticals, Inc.
(a) (b)
......... 69,799 287,572
Terns Pharmaceuticals, Inc.
(a)
............ 622,681 3,449,653
Theravance Biopharma, Inc.
(a) (b)
.......... 342,657 3,224,402
Third Harmonic Bio, Inc.
(a)
.............. 187,043 1,924,672
Trevi Therapeutics, Inc.
(a) (b)
............. 209,729 864,083
Ventyx Biosciences, Inc.
(a) (b)
............. 566,747 1,241,176
WaVe Life Sciences Ltd.
(a)
.............. 125,747 1,555,490
Zevra Therapeutics, Inc.
(a) (b)
............. 231,853 1,933,654
144,342,780
Professional Services — 1.0%
Alight, Inc. , Class A
(b)
................. 3,975,242 27,508,675
Asure Software, Inc.
(a)
................. 219,233 2,062,982
Barrett Business Services, Inc.
(b)
.......... 25,568 1,110,674
BlackSky Technology, Inc.
(a) (b)
............ 234,201 2,527,029
Conduent, Inc.
(a)
.................... 1,503,275 6,073,231
DLH Holdings Corp.
(a) (b)
................ 56,169 451,037
First Advantage Corp.
(a) (b)
.............. 225,422 4,222,154
Forrester Research, Inc.
(a)
.............. 115,444 1,809,007
Heidrick & Struggles International, Inc. ..... 192,367 8,523,782
HireQuest, Inc. ..................... 9,100 128,856
IBEX Holdings Ltd.
(a)
.................. 78,533 1,687,674
Kelly Services, Inc. , Class A, NVS ........ 296,975 4,139,831
Korn Ferry ........................ 494,291 33,339,928
Mistras Group, Inc.
(a)
................. 189,503 1,716,897
NV5 Global, Inc.
(a)
................... 433,388 8,165,030
Planet Labs PBC , Class A
(a) (b)
............ 2,020,946 8,164,622
Resources Connection, Inc. ............. 309,520 2,640,206
TrueBlue, Inc.
(a)
..................... 290,497 2,440,175
TTEC Holdings, Inc. .................. 193,429 965,211
Willdan Group, Inc.
(a)
................. 122,729 4,674,748
122,351,749
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
......... 14,519 213,139
Anywhere Real Estate, Inc.
(a)
............ 946,347 3,122,945
Cushman & Wakefield plc
(a) (b)
............ 1,441,626 18,856,468
Forestar Group, Inc.
(a)
................. 158,438 4,106,713
FRP Holdings, Inc.
(a)
.................. 122,322 3,746,723
Kennedy-Wilson Holdings, Inc. ........... 1,077,579 10,765,014
Marcus & Millichap, Inc. ............... 225,243 8,617,797
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 6,387 140,386
Newmark Group, Inc. , Class A ........... 1,267,068 16,231,141
Offerpad Solutions, Inc. , Class A
(a) (b)
....... 82,904 236,276
Opendoor Technologies, Inc.
(a) (b)
.......... 5,679,082 9,086,531
RE/MAX Holdings, Inc. , Class A
(a)
......... 170,847 1,822,938
RMR Group, Inc. (The) , Class A .......... 143,979 2,971,727
Star Holdings
(a)
..................... 129,972 1,264,628
Stratus Properties, Inc.
(a)
............... 52,440 1,088,654
Tejon Ranch Co.
(a) (b)
.................. 192,634 3,062,881

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.
(a)
.... 11,703 $ 348,866
85,682,827
Residential REITs — 0.9%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 691,820 6,288,644
BRT Apartments Corp. ................ 111,973 2,018,873
Centerspace ....................... 157,958 10,448,922
Elme Communities ................... 833,832 12,732,615
Independence Realty Trust, Inc. .......... 2,141,363 42,484,642
NexPoint Residential Trust, Inc. .......... 214,822 8,968,818
UMH Properties, Inc. ................. 584,241 11,030,470
Veris Residential, Inc. ................. 743,517 12,364,688
106,337,672
Retail REITs — 2.5%
Acadia Realty Trust .................. 1,123,625 27,146,780
CBL & Associates Properties, Inc. ......... 66,270 1,949,001
Curbline Properties Corp. .............. 902,823 20,963,550
FrontView REIT, Inc. .................. 135,198 2,451,140
Getty Realty Corp. ................... 473,657 14,271,285
InvenTrust Properties Corp. ............. 738,118 22,239,495
Kite Realty Group Trust ................ 2,041,554 51,528,823
Macerich Co. (The) .................. 2,242,267 44,665,959
NETSTREIT Corp. ................... 580,605 8,215,561
Phillips Edison & Co., Inc. .............. 988,783 37,039,811
Retail Opportunity Investments Corp. ...... 1,175,240 20,402,166
Saul Centers, Inc. ................... 8,729 338,685
SITE Centers Corp.
(b)
................. 448,522 6,857,901
Tanger, Inc. ........................ 611,132 20,857,935
Urban Edge Properties ................ 1,213,283 26,085,585
Whitestone REIT .................... 464,903 6,587,676
311,601,353
Semiconductors & Semiconductor Equipment — 1.2%
(a)
ACM Research, Inc. , Class A ............ 151,957 2,294,551
Alpha & Omega Semiconductor Ltd.
(b)
...... 224,169 8,300,978
Ambarella, Inc. ..................... 169,933 12,360,926
CEVA, Inc. ........................ 32,490 1,025,060
Cohu, Inc.
(b)
....................... 435,110 11,617,437
Diodes, Inc. ....................... 384,536 23,714,335
Everspin Technologies, Inc.
(b)
............ 41,797 267,083
Ichor Holdings Ltd. ................... 217,306 7,001,599
indie Semiconductor, Inc. , Class A
(b)
....... 1,058,118 4,285,378
MaxLinear, Inc. ..................... 41,675 824,332
Navitas Semiconductor Corp.
(b)
.......... 1,019,601 3,639,976
Penguin Solutions, Inc.
(b)
............... 490,854 9,419,488
Photronics, Inc. ..................... 383,461 9,034,341
Rigetti Computing, Inc.
(b)
............... 1,483,766 22,642,269
Synaptics, Inc.
(b)
.................... 345,917 26,400,385
Veeco Instruments, Inc. ............... 78,684 2,108,731
144,936,869
Software — 1.3%
Adeia, Inc. ........................ 161,433 2,256,833
Aurora Innovation, Inc. , Class A
(a) (b)
........ 4,163,265 26,228,570
Bit Digital, Inc.
(a) (b)
.................... 1,126,651 3,301,087
Cerence, Inc.
(a) (b)
.................... 393,016 3,085,176
Cipher Mining, Inc.
(a) (b)
................. 633,852 2,941,073
Commvault Systems, Inc.
(a)
............. 27,504 4,150,629
Consensus Cloud Solutions, Inc.
(a) (b)
....... 170,846 4,076,386
CS Disco, Inc.
(a)
..................... 98,038 489,210
Daily Journal Corp.
(a) (b)
................ 3,904 2,217,433
Digimarc Corp.
(a) (b)
................... 9,048 338,848
Digital Turbine, Inc.
(a) (b)
................ 924,999 1,563,248
D-Wave Quantum, Inc.
(a) (b)
.............. 427,687 3,592,571
Security
Shares
Shares Value
Software (continued)
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 1,940,452 $ 5,161,602
EverCommerce, Inc.
(a) (b)
............... 60,407 665,081
Hut 8 Corp.
(a) (b)
..................... 770,575 15,789,082
Life360, Inc.
(a) (b)
..................... 18,321 756,108
Logility Supply Chain Solutions, Inc. , Class A . 294,926 3,267,780
MARA Holdings, Inc.
(a) (b)
............... 487,126 8,169,103
Meridianlink, Inc.
(a)
................... 123,713 2,554,674
NCR Voyix Corp.
(a)
................... 127,192 1,760,337
Olo, Inc. , Class A
(a)
................... 506,343 3,888,714
ON24, Inc.
(a)
....................... 263,896 1,704,768
OneSpan, Inc.
(a)
..................... 36,965 685,331
Ooma, Inc.
(a)
....................... 204,087 2,869,463
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 342,542 3,182,215
Rekor Systems, Inc.
(a) (b)
................ 96,850 151,086
Rimini Street, Inc.
(a) (b)
................. 438,533 1,170,883
Riot Platforms, Inc.
(a) (b)
................ 2,332,604 23,815,887
Roadzen, Inc.
(a) (b)
.................... 309,716 675,181
Silvaco Group, Inc.
(a) (b)
................ 13,191 106,583
SolarWinds Corp. ................... 520,301 7,414,289
SoundThinking, Inc.
(a)
................. 11,124 145,280
Telos Corp.
(a) (b)
...................... 529,436 1,810,671
Terawulf, Inc.
(a) (b)
.................... 174,688 988,734
Verint Systems, Inc.
(a)
................. 575,152 15,787,922
Xperi, Inc.
(a)
........................ 442,505 4,544,526
161,306,364
Specialized REITs — 0.8%
Farmland Partners, Inc. ............... 412,607 4,852,258
Four Corners Property Trust, Inc. ......... 927,554 25,173,816
Gladstone Land Corp. ................ 309,651 3,359,713
Outfront Media, Inc. .................. 861,169 15,277,138
PotlatchDeltic Corp. .................. 756,662 29,698,984
Safehold, Inc.
(b)
..................... 494,049 9,130,026
Uniti Group, Inc. .................... 2,306,279 12,684,534
100,176,469
Specialty Retail — 2.8%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 170,491 1,392,911
Academy Sports & Outdoors, Inc.
(b)
........ 480,229 27,627,574
aka Brands Holding Corp.
(a) (b)
............ 8,428 157,772
American Eagle Outfitters, Inc. ........... 344,071 5,735,664
America's Car-Mart, Inc.
(a)
.............. 67,261 3,447,126
Arhaus, Inc. , Class A ................. 71,845 675,343
Arko Corp. ........................ 664,760 4,380,768
Asbury Automotive Group, Inc.
(a) (b)
......... 185,715 45,134,316
BARK, Inc.
(a) (b)
...................... 1,240,532 2,282,579
Beyond, Inc.
(a) (b)
..................... 454,405 2,240,217
Caleres, Inc. ....................... 223,059 5,166,046
Citi Trends, Inc.
(a) (b)
................... 61,546 1,615,583
Designer Brands, Inc. , Class A ........... 398,604 2,128,545
Destination XL Group, Inc.
(a) (b)
........... 488,138 1,313,091
EVgo, Inc. , Class A
(a) (b)
................ 831,346 3,366,951
Foot Locker, Inc.
(a)
................... 792,216 17,238,620
Genesco, Inc.
(a) (b)
.................... 71,977 3,077,017
Group 1 Automotive, Inc.
(b)
.............. 124,924 52,652,968
GrowGeneration Corp.
(a)
............... 554,666 937,386
Haverty Furniture Cos., Inc. ............. 133,703 2,976,229
J Jill, Inc. ......................... 5,084 140,420
Lands' End, Inc.
(a)
................... 135,699 1,783,085
Leslie's, Inc.
(a)
...................... 669,611 1,493,233
MarineMax, Inc.
(a) (b)
.................. 205,638 5,953,220
Monro, Inc. ........................ 280,543 6,957,466
National Vision Holdings, Inc.
(a) (b)
......... 682,395 7,110,556
ODP Corp. (The)
(a)
................... 309,535 7,038,826
OneWater Marine, Inc. , Class A
(a) (b)
........ 111,668 1,940,790

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.
(a)
....... 802,105 $ 3,056,020
RealReal, Inc. (The)
(a) (b)
................ 285,905 3,124,942
RumbleON, Inc. , Class B
(a) (b)
............ 155,742 845,679
Sally Beauty Holdings, Inc.
(a) (b)
........... 970,082 10,137,357
Shoe Carnival, Inc. ................... 169,002 5,590,586
Signet Jewelers Ltd.
(b)
................. 399,141 32,214,670
Sleep Number Corp.
(a) (b)
............... 203,341 3,098,917
Sonic Automotive, Inc. , Class A .......... 98,763 6,256,636
Stitch Fix, Inc. , Class A
(a)
............... 959,448 4,135,221
ThredUp, Inc. , Class A
(a)
............... 643,438 894,379
Tile Shop Holdings, Inc.
(a)
.............. 163,657 1,134,143
Tilly's, Inc. , Class A
(a)
................. 151,042 641,929
Urban Outfitters, Inc.
(a)
................ 428,538 23,518,165
Victoria's Secret & Co.
(a)
............... 566,713 23,473,252
Winmark Corp. ..................... 26,866 10,560,219
Zumiez, Inc.
(a) (b)
..................... 146,754 2,813,274
347,459,691
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A ............ 35,830 549,274
Corsair Gaming, Inc.
(a) (b)
............... 330,701 2,185,934
Diebold Nixdorf, Inc.
(a) (b)
................ 239,560 10,310,662
Eastman Kodak Co.
(a) (b)
................ 581,451 3,820,133
Immersion Corp. .................... 288,086 2,514,991
Turtle Beach Corp.
(a)
.................. 64,263 1,112,392
Xerox Holdings Corp. ................. 1,112,209 9,375,922
29,869,308
Textiles, Apparel & Luxury Goods — 0.2%
Figs, Inc. , Class A
(a) (b)
................. 1,144,527 7,084,622
G-III Apparel Group Ltd.
(a) (b)
............. 369,133 12,041,118
Movado Group, Inc. .................. 140,027 2,755,731
Oxford Industries, Inc. ................ 42,433 3,342,872
Rocky Brands, Inc. ................... 44,307 1,010,200
Superior Group of Cos., Inc. ............ 101,305 1,674,572
Vera Bradley, Inc.
(a) (b)
................. 234,754 922,583
28,831,698
Tobacco — 0.1%
Turning Point Brands, Inc.
(b)
............. 23,253 1,397,505
Universal Corp. ..................... 226,664 12,430,254
13,827,759
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.
(a)
........... 39,986 4,061,778
BlueLinx Holdings, Inc.
(a)
............... 78,492 8,018,743
Boise Cascade Co. .................. 193,056 22,946,636
Custom Truck One Source, Inc.
(a)
......... 148,950 716,449
Distribution Solutions Group, Inc.
(a) (b)
....... 8,879 305,438
DNOW, Inc.
(a)
...................... 992,761 12,915,821
DXP Enterprises, Inc.
(a) (b)
............... 107,470 8,879,171
EVI Industries, Inc. ................... 6,838 111,801
GATX Corp. ....................... 334,633 51,854,730
GMS, Inc.
(a) (b)
....................... 37,102 3,147,363
H&E Equipment Services, Inc. ........... 27,610 1,351,786
Hudson Technologies, Inc.
(a)
............ 355,939 1,986,140
MRC Global, Inc.
(a)
................... 795,226 10,162,988
Rush Enterprises, Inc. , Class A .......... 571,372 31,305,472
Rush Enterprises, Inc. , Class B .......... 85,074 4,631,428
Titan Machinery, Inc.
(a) (b)
............... 193,894 2,739,722
Willis Lease Finance Corp. ............. 27,311 5,668,398
170,803,864
Water Utilities — 0.5%
American States Water Co. ............. 152,910 11,884,165
California Water Service Group .......... 407,586 18,475,873
Consolidated Water Co. Ltd. ............ 102,057 2,642,256
Security
Shares
Shares Value
Water Utilities (continued)
Middlesex Water Co. ................. 149,239 $ 7,854,449
Pure Cycle Corp.
(a)
................... 187,222 2,373,975
SJW Group ........................ 308,964 15,207,208
York Water Co. (The) ................. 108,670 3,555,682
61,993,608
Wireless Telecommunication Services — 0.3%
Gogo, Inc.
(a) (b)
...................... 339,207 2,744,185
Spok Holdings, Inc. .................. 161,521 2,592,412
Telephone & Data Systems, Inc. .......... 929,066 31,690,441
37,027,038
Total Common Stocks — 99 .9%
(Cost: $ 12,638,455,632 ) ............................ 12,318,674,012
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............ 19,180 9,015
Contra Chinook Therape, CVR .......... 381,225 320,229
Inhibrx, Inc., CVR
(b)
.................. 106,185 118,927
448,171
Total Rights — 0.0%
(Cost: $ 217,433 ) ................................. 448,171
Warrants
Health Care Equipment & Supplies — 0.0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 11.00 ) . 11,820 37,883
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 ) ................. 11,820 37,883
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a) (b)
... 21,281 72,355
Total Warrants — 0.0%
(Cost: $ 1,746,784 ) ............................... 148,121
Total Long-Term Investments — 99.9%
(Cost: $ 12,640,419,849 ) ............................ 12,319,270,304
Short-Term Securities
Money Market Funds — 6.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(h)
.................. 768,331,489 768,715,655
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 16,464,484 16,464,484
Total Short-Term Securities — 6 .4%
(Cost: $ 784,721,742 ) .............................. 785,180,139
Total Investments — 106 .3%
(Cost: $ 13,425,141,591 ) ............................ 13,104,450,443
Liabilities in Excess of Other Assets — (6.3) % ............. (777,693,800)
Net Assets — 100.0% ...............................
$ 12,326,756,643

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $244,499, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 934,241,356 $ — $ (165,531,170)
(a)
$ 100,764 $ (95,295) $ 768,715,655 768,331,489 $ 7,622,007
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 25,050,880 — (8,586,396)
(a)
— — 16,464,484 16,464,484 1,076,465 —
$ 100,764 $ (95,295) $ 785,180,139 $ 8,698,472 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 508 03/21/25 $ 57,145 $ (1,532,206)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,318,429,511 $ 244,499 $ 2 $ 12,318,674,012
Rights ................................................ — — 448,171 448,171
Warrants .............................................. 72,355 75,766 — 148,121
Short-Term Securities
Money Market Funds ...................................... 785,180,139 — — 785,180,139
$ 13,103,682,005 $ 320,265 $ 448,173 $ 13,104,450,443
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,532,206) $ — $ — $ (1,532,206)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust